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EQUITY FUNDS

TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL

SEMI-ANNUAL REPORT
March 31, 2003

Equity Market Overview
FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS VALUE FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS ALL-CAP GROWTH FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

We are pleased to present the semi-annual reports for the First
Investors equity funds for the six-month period ended March 31, 2003.

The Economy

Despite tax cuts and substantial easing of monetary policy by the Federal Reserve (the "Fed") in 2001, economic growth was anemic during the review period. Gross domestic product growth averaged less than 2% for the two quarters. The consumer, who had kept the economy going through most of 2002, began to fade as the U.S. economy lost over 450,000 jobs in February and March. As well, the sharp increase in oil prices acted as a tax on consumers, further restraining spending. On a positive note, low interest rates continued to support the housing market at record levels, and provided consumers with cash through refinancings.

The long awaited increase in spending by businesses on capital equipment failed to materialize, held back by overcapacity, a sluggish economy and uncertainty related to Iraq. Expenditures by the U.S. government on both defense and non-defense items increased sharply, but were offset in part by cutbacks by state and local governments. Despite higher oil prices, inflation remained subdued, as companies were unable to pass along higher costs due to fierce competition and the sluggish economy.

The Fed, which had remained inactive for most of 2002, surprised the market with a rate cut of one-half of one percentage point in November. This move brought the federal funds rate to 1.25%, the lowest level in over 40 years. Otherwise, the Fed kept monetary policy unchanged, characterizing the economy's weakness as a temporary "soft spot" in large part due to geopolitical uncertainty.

The Equity Market

Performance in the equity market was quite volatile over the past six months, as stocks ended the period with modest gains. For the six-month period, the Dow Jones Industrial Average was up 5.27%, while the Standard & Poor's 500 Index increased 4.03%.

For much of the fourth quarter of 2002, the market was very reactive to economic factors. After downbeat economic reports pushed the market to a five-year low on October 9th, the market rallied solidly for much of the remainder of the quarter. Surprisingly strong third quarter GDP growth,

FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS VALUE FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS ALL-CAP GROWTH FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.

better than expected corporate profit performance, mild inflation, and a Fed rate cut helped propel the market to end the year on an upbeat note.

In contrast to the prior three months, the stock market's movements in the first quarter of 2003 were motivated primarily by the events related to Iraq. Uncertainty as to whether or not military action would be taken was a drag on the stock market through mid-March. Once the conflict appeared imminent, the market rallied. However, with the onset of fighting, the market gyrated widely based on the tenor of reports from the battlefield. The market ended the quarter in negative territory, negating some of the gains posted during the final three months of 2002.

Looking Forward

With the conclusion of the war in Iraq, the financial markets' focus has shifted back to the economic fundamentals. While the end of hostilities should provide the economy with a short-term boost, in particular as the price of oil falls, the longer-term economic outlook is less certain. For the stock market to mount a meaningful rally, the economy must show definitive signs of a sustained recovery. Investor confidence will only begin to return once the extreme volatility of the recent past subsides.

Because it is impossible to predict the future direction of the markets, particularly over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

April 30, 2003

* There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--59.6%
              Consumer Discretionary--8.6%
    26,300  * Abercrombie & Fitch Company                                                         $789,789         $49
    18,300  * Best Buy Company, Inc.                                                               493,551          31
    23,400  * Brinker International, Inc.                                                          713,700          44
    14,200  * Clear Channel Communications, Inc.                                                   481,664          30
    41,100  * Comcast Corporation - Special Class "A"                                            1,129,839          70
    25,100    Cooper Tire & Rubber Company                                                         306,220          19
    10,900  * Costco Wholesale Corporation                                                         327,327          20
    32,500  * Fox Entertainment Group, Inc.                                                        866,775          54
    23,700    Genuine Parts Company                                                                723,087          45
     6,800    Harley-Davidson, Inc.                                                                270,028          17
    17,700    Home Depot, Inc.                                                                     431,172          27
    39,200    J.C. Penney Company, Inc. (Holding Co.)                                              769,888          48
    19,000  * Lear Corporation                                                                     671,650          42
    13,100  * Macrovision Corporation                                                              157,069          10
    29,600    Mattel, Inc.                                                                         666,000          42
    79,100    McDonald's Corporation                                                             1,143,786          71
    26,500    Newell Rubbermaid, Inc.                                                              751,275          47
    54,400    Pier 1 Imports, Inc.                                                                 862,784          54
    17,800  * Scholastic Corporation                                                               478,820          30
    21,400    Sears, Roebuck and Company                                                           516,810          32
     5,500    V. F. Corporation                                                                    206,965          13
    19,800    Wal-Mart Stores, Inc.                                                              1,030,194          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,788,393         859
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--4.1%
    27,200    Altria Group, Inc.                                                                   814,912          51
    22,100    Anheuser-Busch Companies, Inc.                                                     1,030,081          64
    16,300    Bunge, Ltd.                                                                          410,108          26
    49,100    ConAgra Foods, Inc.                                                                  985,928          61
    22,300    Gillette Company                                                                     689,962          43
     2,000    Hershey Foods Corporation                                                            125,320           8
    17,000    Kimberly-Clark Corporation                                                           772,820          48
    13,600    PepsiCo, Inc.                                                                        544,000          34
    13,600    Procter & Gamble Company                                                           1,211,080          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,584,211         410
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--4.1%
    13,600    Anadarko Petroleum Corporation                                                      $618,800         $38
    13,000    ConocoPhillips                                                                       696,800          43
    27,800    Diamond Offshore Drilling, Inc.                                                      539,598          34
    25,900    EOG Resources, Inc.                                                                1,024,604          64
    52,400    Exxon Mobil Corporation                                                            1,831,380         114
    25,100    GlobalSantaFe Corporation                                                            518,315          32
    26,500  * Noble Corporation                                                                    832,630          52
    34,600    Suncor Energy, Inc.                                                                  604,462          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,666,589         415
----------------------------------------------------------------------------------------------------------------------
              Financials--12.2%
    35,800    ACE, Ltd.                                                                          1,036,410          65
    19,000    American Express Company                                                             631,370          39
    19,100    American International Group, Inc.                                                   944,495          59
    44,400    AmSouth Bancorporation                                                               882,672          55
    22,200    Bank of America Corporation                                                        1,483,848          92
     8,900    Bear Stearns Companies, Inc.                                                         583,840          36
    41,600    Citigroup, Inc.                                                                    1,433,120          89
    15,800  * Endurance Specialty Holdings, Ltd.                                                   382,202          24
    12,200    Equity Office Properties Trust                                                       310,490          19
    12,500    Fidelity National Financial, Inc.                                                    426,875          27
    31,300    FleetBoston Financial Corporation                                                    747,444          47
    40,200    Lincoln National Corporation                                                       1,125,600          70
    20,300    Marsh & McLennan Companies, Inc.                                                     865,389          54
    46,300    MBNA Corporation                                                                     696,815          43
     9,300    Merrill Lynch & Company, Inc.                                                        329,220          21
     8,300    Morgan Stanley                                                                       318,305          20
    15,800    Old Republic International Corporation                                               422,650          26
    23,200    Plum Creek Timber Company, Inc. (REIT)                                               500,888          31
    20,400    SouthTrust Corporation                                                               520,812          33
    32,000    St. Paul Companies, Inc.                                                           1,017,600          63
    20,400    Taubman Centers, Inc.                                                                347,412          22
    53,600    U.S. Bancorp                                                                       1,017,328          63
    41,300    Wachovia Corporation                                                               1,407,091          88
    39,700    Washington Mutual, Inc.                                                            1,400,219          87
    16,300    Wells Fargo & Company                                                                733,337          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,565,432       1,219
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.2%
    16,300    Abbott Laboratories                                                                 $613,043         $38
    19,900  * Accredo Health, Inc.                                                                 484,346          30
     6,500    AmerisourceBergen Corporation                                                        341,250          21
     7,200  * Amgen, Inc.                                                                          414,360          26
     5,850  * Barr Laboratories, Inc.                                                              333,450          21
    10,400  * Boston Scientific Corporation                                                        423,904          26
    16,300  * Edwards Lifesciences Corporation                                                     446,620          28
     8,200    Eli Lilly & Company                                                                  468,630          29
    11,000  * Enzon Pharmaceuticals, Inc.                                                          124,850           8
    27,700    Health Management Associates, Inc. - Class "A"                                       526,300          33
    25,100    Johnson & Johnson                                                                  1,452,537          90
    12,900  * King Pharmaceuticals, Inc.                                                           153,897           9
    14,400  * Laboratory Corporation of America Holdings                                           426,960          27
    12,900    Medtronic, Inc.                                                                      582,048          36
    16,300    Merck & Company, Inc.                                                                892,914          56
    54,400    Pfizer, Inc.                                                                       1,695,104         106
    26,200    Pharmacia Corporation                                                              1,134,460          71
    27,200    Wyeth                                                                              1,028,704          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,543,377         719
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.4%
     8,400    3M Company                                                                         1,092,252          68
     7,800    A.O. Smith Corporation                                                               209,040          13
    13,900    Alexander & Baldwin, Inc.                                                            345,554          22
     8,200    Caterpillar, Inc.                                                                    403,440          25
    28,000  * Cendant Corporation                                                                  355,600          22
    41,400  * Concord EFS, Inc.                                                                    389,160          24
     6,800    Eaton Corporation                                                                    475,660          30
    15,500    EDO Corporation                                                                      280,550          17
    12,200    Emerson Electric Company                                                             553,270          34
    16,950    Engineered Support Systems, Inc.                                                     663,592          41
    24,500    First Data Corporation                                                               906,745          57
    19,300    Harsco Corporation                                                                   588,457          37
    26,000    Honeywell International, Inc.                                                        555,360          35
    16,300    Lockheed Martin Corporation                                                          775,065          48
    58,500    Masco Corporation                                                                  1,089,270          68
    12,900    Northrop Grumman Corporation                                                       1,106,820          69
    38,400    Pall Corporation                                                                     768,000          48
    31,300    Pitney Bowes, Inc.                                                                   999,096          62
    30,900    Rockwell Automation, Inc.                                                            639,630          40
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    12,000    Textron, Inc.                                                                       $329,520         $21
     6,300    Tyco International, Ltd.                                                              81,018           5
    15,000    United Technologies Corporation                                                      866,700          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,473,799         840
----------------------------------------------------------------------------------------------------------------------
              Information Technology--9.8%
    14,200  * Analog Devices, Inc.                                                                 390,500          24
    20,400  * BEA Systems, Inc.                                                                    207,876          13
    55,100  * Cisco Systems, Inc.                                                                  710,790          44
    14,000  * Computer Sciences Corporation                                                        455,700          28
   219,500  * EMC Corporation                                                                    1,586,985          99
   168,600  * Entrust, Inc.                                                                        421,500          26
    47,600    Hewlett-Packard Company                                                              740,180          46
    56,900    Intel Corporation                                                                    926,332          58
    45,400  * Intersil Corporation                                                                 706,424          44
    47,000  * Jabil Circuit, Inc.                                                                  822,500          51
    22,500  * ManTech International Corporation - Class "A"                                        333,427          21
    93,200    Microsoft Corporation                                                              2,256,372         141
    27,900  * Network Associates, Inc.                                                             385,299          24
    59,800    Nokia Corporation - Class "A" (ADR)                                                  837,798          52
   150,000  * Nortel Networks Corporation                                                          312,000          20
    31,100    Qualcomm, Inc.                                                                     1,121,466          70
   113,800  * Sun Microsystems, Inc.                                                               370,988          23
    54,100  * Taiwan Semiconductor Manufacturing Co.,
              Ltd. (ADR)                                                                           370,044          23
    21,700  * Tech Data Corporation                                                                519,498          32
    47,600  * Thermo Electron Corporation                                                          861,560          54
    20,400  * Titan Corporation                                                                    151,980          10
    19,300  * Vishay Intertechnology, Inc.                                                         196,474          12
    70,000  * Western Digital Corporation                                                          634,200          40
    15,800  * Xilinx, Inc.                                                                         369,878          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,689,771         978
----------------------------------------------------------------------------------------------------------------------
              Materials--2.0%
    13,900    Dow Chemical Company                                                                 383,779          24
    38,800  * Freeport-McMoRan Copper & Gold, Inc. -
              Class "B"                                                                            661,540          41
    49,600    Lyondell Chemical Company                                                            691,920          43
    12,200    PPG Industries, Inc.                                                                 549,976          34
    42,200    RPM International, Inc.                                                              443,100          28
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    23,200  * Smurfit-Stone Container Corporation                                                 $309,929         $19
    16,800    Worthington Industries, Inc.                                                         200,424          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,240,668         202
----------------------------------------------------------------------------------------------------------------------
              Other--1.3%
     2,500    DIAMONDS Trust, Series I                                                             199,500          13
    23,700  * Nasdaq - 100 Index Tracking Stock                                                    599,610          37
    14,500    SPDR Trust Series 1                                                                1,230,615          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,029,725         127
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--.9%
    36,500    SBC Communications, Inc.                                                             732,190          46
    20,400    Verizon Communications, Inc.                                                         721,140          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,453,330          91
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
    27,700    Consolidated Edison, Inc.                                                          1,065,619          66
    10,800    Dominion Resources, Inc.                                                             597,996          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,663,615         103
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $96,645,158)                                                 95,698,910       5,963
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--20.5%
              Aerospace/Defense--.3%
      $500M   Precision Castparts Corp., 8.75%, 2005                                               539,279          34
----------------------------------------------------------------------------------------------------------------------
              Energy--.5%
       600M   Texaco Capital, Inc., 8.25%, 2006                                                    717,872          45
----------------------------------------------------------------------------------------------------------------------
              Financial--1.6%
       500M   CIT Group Holdings, Inc., 7.75%, 2012                                                560,335          35
       350M   General Electric Capital Corp., 8.5%, 2008                                           429,176          26
       650M   General Motors Acceptance Corp., 7.75%, 2010                                         686,151          43
       750M   Household Finance Corp., 6.5%, 2008                                                  835,054          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,510,716         156
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services--4.4%
      $500M   Bank of America Corp., 6.5%, 2011                                                   $561,161         $35
       750M   Bank One Corp., 7.6%, 2007                                                           869,419          54
       500M   Bank United, 8%, 2009                                                                580,341          36
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,117,798          70
       725M   Manufacturers & Traders Trust Co., 8%, 2010                                          877,317          55
       853M   National City Bank of Kentucky, 6.3%, 2011                                           951,044          59
       400M   PNC Funding Corp., 6.125%, 2009                                                      441,960          27
       750M   Wachovia Bank NA, 7.8%, 2010                                                         917,314          57
       600M   Washington Mutual, Inc., 8.25%, 2010                                                 733,895          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,050,249         439
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--.4%
       530M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                            632,530          39
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.8%
       600M   Delhaize America, Inc., 8.125%, 2011                                                 612,000          38
     1,000M   Kroger Co., 7.8%, 2007                                                             1,148,855          72
       996M   Safeway, Inc., 7%, 2007                                                            1,122,346          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,883,201         180
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Container--.5%
       750M   International Paper Co., 6.75%, 2011                                                 842,193          53
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.5%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         832,500          52
----------------------------------------------------------------------------------------------------------------------
              Health Care--.6%
       800M   Wyeth, 6.7%, 2011                                                                    907,165          57
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.3%
       500M   International Business Machines Corp., 5.4%, 2009                                    549,204          34
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.5%
       700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 800,857          50
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--.9%
       705M   Comcast Cable Communications, Inc., 8.375%, 2007                                     803,986          50
       500M   Cox Enterprises, Inc., 8%, 2007 +                                                    562,493          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,366,479          85
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--.8%
      $750M   AOL Time Warner, Inc., 6.75%, 2011                                                  $797,542         $50
       420M   Viacom, Inc., 8.625%, 2012                                                           528,942          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,326,484          83
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.4%
       500M   Thiokol Corp., 6.625%, 2008                                                          563,553          35
----------------------------------------------------------------------------------------------------------------------
              Real Estate--1.9%
       910M   AvalonBay Communities, Inc., 6.875%, 2007                                          1,015,197          63
       700M   EOP Operating LP, 8.1%, 2010                                                         821,763          51
       700M   Mack-Cali Realty LP, 7.75%, 2011                                                     804,390          50
       400M   Simon Property Group LP, 7.375%, 2018                                                444,554          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,085,904         192
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--.8%
       500M   Federated Department Stores, Inc., 7.45%, 2017                                       582,247          36
       600M   Target Corp., 7.5%, 2010                                                             717,247          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,299,494          81
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.4%
       500M   Ameritech Capital Funding, 6.45%, 2018                                               568,612          35
       100M   SBC Communications, Inc., 6.25%, 2011                                                111,493           7
----------------------------------------------------------------------------------------------------------------------
                                                                                                   680,105          42
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.6%
     1,000M   Burlington Northern Santa Fe Corp.,
              7.875%, 2007                                                                       1,163,426          73
       400M   Canadian National Railway Co., 6.45%, 2006                                           440,044          27
       200M   Union Pacific Corp., 7.25%, 2008                                                     234,092          15
       600M   Union Pacific Corp., 7.375%, 2009                                                    712,393          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,549,955         159
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.3%
       750M   Consumers Energy Co., 6.375%, 2008                                                   746,250          46
       800M   DPL, Inc., 6.875%, 2011                                                              779,109          49
       750M   Duke Capital Corp., 8%, 2019                                                         756,151          47
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
    Amount                                                                                                  $10,000 of
 or Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $750M   NiSource Finance Corp., 7.875%, 2010                                                $868,529         $54
       500M   PP&L Capital Funding, Inc., 8.375%, 2007                                             570,163          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,720,202         232
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $30,475,360)                                               32,857,942       2,048
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--8.9%
              Federal Home Loan Mortgage Corporation--.8%
     1,198M   6%, 9/1/2032                                                                       1,242,342          78
----------------------------------------------------------------------------------------------------------------------
              Federal National Mortgage Association--3.7%
     5,683M   7%, 3/1/2032-8/1/2032                                                              6,022,808         375
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association--4.4%
     1,750M   5.5%, 4/15/2033                                                                    1,796,484         112
     1,702M   6%, 3/15/2032                                                                      1,779,798         111
       940M   6.5%, 7/15/2028                                                                      990,070          62
     2,384M   7%, 10/15/2031-8/15/2032                                                           2,530,927         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,097,279         442
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $14,112,367)                                  14,362,429         895
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--4.1%
     5,000M   Allegheny County, PA Industrial Dev. Auth.
              Rev. - Series "B", 5%, 2022                                                        5,162,500         322
     1,500M   Tobacco Settlement Financing Corp., NJ Rev. Bonds,
              6.75%, 2039                                                                        1,383,750          86
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $6,513,027)                                                 6,546,250         408
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.2%
              Financials--.8%
    12,600    Chubb Corporation, 7%, 2005                                                          269,640          17
    24,800    Hartford Financial Services Group, Inc.,
              6%, 2006                                                                           1,032,176          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,301,816          81
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--1.0%
    35,400    ALLTEL Corporation, 7.75%, 2005                                                   $1,664,154        $104
----------------------------------------------------------------------------------------------------------------------
              Utilities--.4%
    47,500    Duke Energy Corporation, 8.25%, 2004                                                 598,500          37
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $4,090,863)                                    3,564,470         222
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--.5%
              Transportation
      $829M   Continental Airlines, Inc., 8.388%, 2020                                             379,397          24
       674M   NWA Trust, 10.23%, 2012                                                              443,297          27
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,566,680)                                         822,694          51
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.7%
     1,200M   ChevronTexaco Corp., 1.21%, 4/4/03                                                 1,199,879          75
     2,300M   New York Times Co., Inc., 1.2%, 4/7/03                                             2,299,540         143
     1,500M   Pitney Bowes, Inc., 1.25%, 4/4/03                                                  1,499,843          93
     2,500M   Prudential Funding Corp., 1.2%, 4/4/03                                             2,499,750         156
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $7,499,012)                                      7,499,012         467
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $160,902,467)                                       100.5%    161,351,707      10,054
Excess of Liabilities Over Other Assets                                                (.5)       (865,937)        (54)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $160,485,770     $10,000
======================================================================================================================

* Non-income producing
+ See note 6

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS VALUE FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--87.0%
              Consumer Discretionary--12.6%
    39,200    Genuine Parts Company                                                             $1,195,992        $105
    37,900    Home Depot, Inc.                                                                     923,244          81
    29,100    J.C. Penney Company, Inc. (Holding Co.)                                              571,524          50
    36,100    Lee Enterprises, Inc.                                                              1,137,872         100
    16,100    Liberty Corporation                                                                  701,960          62
    96,600    Limited Brands                                                                     1,243,242         110
    21,100    Magna International, Inc.                                                          1,103,108          97
    63,200    Masco Corporation                                                                  1,176,784         104
    53,000    May Department Stores Company                                                      1,054,170          93
   100,600    McDonald's Corporation                                                             1,454,676         128
    73,600    Natuzzi SpA (ADR)                                                                    593,952          52
   143,400    Pearson PLC (ADR)                                                                  1,118,520          99
    11,700    Sears, Roebuck and Company                                                           282,555          25
    21,800    Tupperware Corporation                                                               301,276          27
    86,400    Walt Disney Company                                                                1,470,528         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,329,403       1,263
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.2%
    18,600    Brown-Forman Corporation - Class "B"                                               1,430,340         126
    29,100    Coca-Cola Company                                                                  1,177,968         104
    48,700    ConAgra Foods, Inc.                                                                  977,896          86
    15,541  * Del Monte Foods Company                                                              115,936          10
    35,000    Diageo PLC (ADR)                                                                   1,439,200         127
    39,200    H. J. Heinz Company                                                                1,144,640         101
    32,100    Kimberly-Clark Corporation                                                         1,459,266         129
    36,400    Lance, Inc.                                                                          292,656          26
    71,900    Ruddick Corporation                                                                  884,370          78
    58,200    Tasty Baking Company                                                                 480,150          42
    39,200    UST, Inc.                                                                          1,081,920          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,484,342         924
----------------------------------------------------------------------------------------------------------------------
              Energy--8.6%
    38,500    BP PLC (ADR)                                                                       1,485,715         131
    18,200    ChevronTexaco Corporation                                                          1,176,630         104
    27,600    ConocoPhillips                                                                     1,479,360         130
    53,700    Diamond Offshore Drilling, Inc.                                                    1,042,317          92
    15,800    EOG Resources, Inc.                                                                  625,048          55
    56,200    Marathon Oil Corporation                                                           1,347,114         119
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    34,900    Royal Dutch Petroleum Co. - NY Shares (ADR)                                       $1,422,175        $125
    43,600    Unocal Corporation                                                                 1,147,116         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,725,475         857
----------------------------------------------------------------------------------------------------------------------
              Financials--19.7%
    29,000    A.G. Edwards, Inc.                                                                   751,100          66
    42,200    Allstate Corporation                                                               1,399,774         123
    62,400    AmSouth Bancorporation                                                             1,240,512         109
    52,400    Banknorth Group, Inc.                                                              1,142,844         101
    60,400    Brascan Corporation                                                                1,201,960         106
    32,100    Cincinnati Financial Corporation                                                   1,125,747          99
    34,200    Erie Indemnity Company                                                             1,241,460         109
    30,300    FBL Financial Group, Inc. - Class "A"                                                598,425          53
    45,800    FleetBoston Financial Corporation                                                  1,093,704          96
    30,600    Jefferson-Pilot Corporation                                                        1,177,488         104
    49,400    KeyCorp                                                                            1,114,464          98
    38,500    Koger Equity, Inc.                                                                   589,050          52
    39,400    Lincoln National Corporation                                                       1,103,200          97
    31,900    Morgan Stanley                                                                     1,223,365         108
    18,200    One Liberty Properties, Inc.                                                         298,480          26
    50,900    Plum Creek Timber Company, Inc. (REIT)                                             1,098,931          97
    26,200    PNC Financial Services Group                                                       1,110,356          98
    60,300    Sky Financial Group, Inc.                                                          1,186,101         105
    10,900    SouthTrust Corporation                                                               278,277          25
    60,500    Synovus Financial Corporation                                                      1,082,345          95
    42,900    T. Rowe Price Group, Inc.                                                          1,163,405         103
    25,400    Wells Fargo & Company                                                              1,142,746         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,363,734       1,971
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.8%
    31,200    Abbott Laboratories                                                                1,173,432         103
    17,600    Amersham PLC (ADR)                                                                   572,880          51
    33,400    GlaxoSmithKline PLC (ADR)                                                          1,175,346         104
    21,900    Merck & Company, Inc.                                                              1,199,682         106
    39,400    Pfizer, Inc.                                                                       1,227,704         108
    68,100    Schering-Plough Corporation                                                        1,214,223         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,563,267         579
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.2%
     2,600    Alexander & Baldwin, Inc.                                                            $64,636          $6
    36,300    Automatic Data Processing, Inc.                                                    1,117,677          99
    29,800    Baldor Electric Company                                                              637,720          56
    33,500    Dover Corporation                                                                    811,370          72
    35,600    Federal Signal Corporation                                                           505,520          45
    20,300    General Dynamics Corporation                                                       1,117,921          99
    28,600    Harsco Corporation                                                                   872,014          77
    48,000    Honeywell International, Inc.                                                      1,025,280          90
    71,800    Pall Corporation                                                                   1,436,000         127
    36,300    Pitney Bowes, Inc.                                                                 1,158,696         102
    14,500    Teleflex, Inc.                                                                       517,650          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,264,484         819
----------------------------------------------------------------------------------------------------------------------
              Information Technology--3.4%
    63,900    AVX Corporation                                                                      575,100          51
    14,600    Bel Fuse, Inc. - Class "B"                                                           293,460          26
    73,000    Hewlett-Packard Company                                                            1,135,150         100
    60,900    Methode Electronics, Inc.                                                            493,290          43
    57,700    Motorola, Inc.                                                                       476,602          42
    32,100    Paychex, Inc.                                                                        881,787          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,855,389         340
----------------------------------------------------------------------------------------------------------------------
              Materials--5.6%
    35,600    Air Products & Chemicals, Inc.                                                     1,474,908         130
    58,800    Alcoa, Inc.                                                                        1,139,544         100
    38,700    Du Pont (E.I.) de Nemours & Company                                                1,503,882         133
    47,100    Glatfelter                                                                           502,086          44
    54,500    Sonoco Products Company                                                            1,140,685         101
    18,200    Vulcan Materials Company                                                             550,186          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,311,291         556
----------------------------------------------------------------------------------------------------------------------
              Other--1.9%
    10,900    Regional Bank HOLDRs Trust                                                         1,037,462          91
    13,000    SPDR Trust Series 1                                                                1,103,310          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,140,772         188
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--5.2%
    12,600    ALLTEL Corporation                                                                  $563,976         $50
    53,000    BellSouth Corporation                                                              1,148,510         101
    28,500    CT Communications, Inc.                                                              272,460          24
    22,000    D&E Communications, Inc.                                                             255,420          23
    35,000    Nippon Telegraph and Telephone Corporation (ADR)                                     594,300          52
    49,400    SBC Communications, Inc.                                                             990,964          87
    17,400    Telephone & Data Systems, Inc.                                                       711,834          63
    38,228    Verizon Communications, Inc.                                                       1,351,360         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,888,824         519
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.8%
    29,800    ALLETE, Inc.                                                                         618,648          54
    34,550    American States Water Company                                                        825,745          73
    16,600    Equitable Resources, Inc.                                                            622,666          55
    34,800    KeySpan Corporation                                                                1,122,300          99
    27,600    National Fuel Gas Company                                                            603,612          53
    61,600    NiSource, Inc.                                                                     1,121,120          99
    12,100    South Jersey Industries, Inc.                                                        381,755          34
    45,200    Southwest Gas Corporation                                                            919,820          81
    29,000    Vectren Corporation                                                                  623,790          55
    36,600    Wisconsin Energy Corporation                                                         929,640          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,769,096         685
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $103,470,908)                                                98,696,077       8,701
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--3.3%
              Financials--.9%
    49,200    Chubb Corporation, 7%, 2005                                                        1,052,880          93
----------------------------------------------------------------------------------------------------------------------
              Health Care--1.5%
     8,100    Anthem, Inc., 6%, 2004                                                               662,580          59
    26,100    Baxter International, Inc., 7%, 2006                                               1,005,111          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,667,691         148
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--.5%
    12,400    ALLTEL Corporation, 7.75%, 2005                                                      582,924          51
----------------------------------------------------------------------------------------------------------------------
              Utilities--.4%
    36,300    Duke Energy Corporation, 8.25%, 2004                                                 457,380          40
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $4,619,581)                                    3,760,875         332
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--2.3%
              Telecommunications--.9%
      $500M   BellSouth Telecommunications, Inc.,
              6.375%, 2004                                                                        $528,416         $47
       500M   United Telephone Co. of Florida, 6.25%,
              2003 - Series "EE"                                                                   501,716          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,030,132          91
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.4%
       500M   Idaho Power Co., 6.4%, 2003                                                          501,998          44
       500M   Northwestern Public Service Co., 7.1%, 2005                                          489,837          43
       500M   Union Electric Co., 6.75%, 2008                                                      577,753          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,569,588         138
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $2,492,450)                                                 2,599,720         229
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.9%
              Telecommunications--.5%
    20,300    Verizon South, Inc., 7%, 2041 - Series "F"                                           533,484          47
----------------------------------------------------------------------------------------------------------------------
              Utilities--.4%
    18,300    Entergy Louisiana, Inc., 7.6%, 2032                                                  486,780          43
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $960,920)                                                  1,020,264          90
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.2%
    $5,900M   U.S. Treasury Bill, 1.17%, 4/17/03 (cost $5,896,931)                               5,896,931         520
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.1%
     1,200M   Prudential Funding Corp., 1.2%, 4/4/03
              (cost $1,199,880)                                                                  1,199,880         106
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $118,640,670)                                        99.8%    113,173,747       9,978
Other Assets, Less Liabilities                                                          .2         246,712          22
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $113,420,459     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--94.3%
              Consumer Discretionary--12.4%
   117,000  * AOL Time Warner, Inc.                                                             $1,270,620         $34
    51,000  * Bed Bath & Beyond, Inc.                                                            1,761,540          47
    26,400  * Best Buy Company, Inc.                                                               712,008          19
    35,300  * Clear Channel Communications, Inc.                                                 1,197,376          32
    36,996  * Comcast Corporation - Class "A"                                                    1,057,716          28
    52,600  * Comcast Corporation - Special Class "A"                                            1,445,974          38
    48,200  * Costco Wholesale Corporation                                                       1,447,446          38
     7,100  * eBay, Inc.                                                                           605,559          16
    25,600    Gannett Company, Inc.                                                              1,803,008          48
    36,600  * GTECH Holdings Corporation                                                         1,195,356          32
    47,600    Harley-Davidson, Inc.                                                              1,890,196          50
   152,700    Home Depot, Inc.                                                                   3,719,772          98
    22,000  * Kohl's Corporation                                                                 1,244,760          33
   127,900  * Liberty Media Corporation - Class "A"                                              1,244,467          33
    36,600    Lowe's Companies, Inc.                                                             1,494,012          39
    54,900    Mattel, Inc.                                                                       1,235,250          33
    80,400    McDonald's Corporation                                                             1,162,584          31
    13,200    McGraw-Hill Companies, Inc.                                                          733,788          19
    26,500    Newell Rubbermaid, Inc.                                                              751,275          20
    29,400    NIKE, Inc. - Class "B"                                                             1,511,748          40
    14,600    Omnicom Group, Inc.                                                                  790,882          21
    18,300  * Reebok International, Ltd.                                                           601,155          16
    44,000  * Staples, Inc.                                                                        806,520          21
    73,100    Target Corporation                                                                 2,138,906          56
    22,000    Tiffany & Company                                                                    550,000          14
    84,100    TJX Companies, Inc.                                                                1,480,160          39
    86,100  * Viacom, Inc. - Class "B"                                                           3,144,372          83
   157,100    Wal-Mart Stores, Inc.                                                              8,173,913         216
    95,900    Walt Disney Company                                                                1,632,218          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,802,581       1,237
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.0%
    76,600    Altria Group, Inc.                                                                 2,294,936          61
    46,000    Anheuser-Busch Companies, Inc.                                                     2,144,060          57
    16,600    Avon Products, Inc.                                                                  947,030          25
    98,900    Coca-Cola Company                                                                  4,003,472         106
    32,300    Colgate-Palmolive Company                                                          1,758,412          46
    29,200    CVS Corporation                                                                      696,420          18
    77,500    Gillette Company                                                                   2,397,850          63
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    21,900    Hershey Foods Corporation                                                         $1,372,254         $36
    23,400    Kellogg Company                                                                      717,210          19
    36,500    Kimberly-Clark Corporation                                                         1,659,290          44
    31,300    Kraft Foods, Inc. - Class "A"                                                        882,660          23
   138,900  * Kroger Company                                                                     1,826,535          48
   120,700    PepsiCo, Inc.                                                                      4,828,000         128
    67,200    Procter & Gamble Company                                                           5,984,160         158
    73,200    Sara Lee Corporation                                                               1,368,840          36
    43,800    Walgreen Company                                                                   1,291,224          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,172,353         902
----------------------------------------------------------------------------------------------------------------------
              Energy--6.5%
    27,900    Anadarko Petroleum Corporation                                                     1,269,450          34
    14,700    Apache Corporation                                                                   907,578          24
    24,900    Baker Hughes, Inc.                                                                   745,257          20
    43,900    ChevronTexaco Corporation                                                          2,838,135          75
    57,277    ConocoPhillips                                                                     3,070,047          81
    28,000    EOG Resources, Inc.                                                                1,107,680          29
   258,200    Exxon Mobil Corporation                                                            9,024,090         238
    21,200    Halliburton Company                                                                  439,476          12
    17,900  * Nabors Industries, Ltd.                                                              713,673          19
    18,300    Occidental Petroleum Corporation                                                     548,268          14
    35,700    Royal Dutch Petroleum Company -
              NY Shares (ADR)                                                                    1,454,775          38
    40,900    Schlumberger, Ltd.                                                                 1,554,609          41
    42,700  * Transocean, Inc.                                                                     873,215          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,546,253         648
----------------------------------------------------------------------------------------------------------------------
              Financials--17.4%
    36,500    American Capital Strategies, Ltd.                                                    817,600          22
    81,900    American Express Company                                                           2,721,537          72
   129,700    American International Group, Inc.                                                 6,413,665         169
    82,900    Bank of America Corporation                                                        5,541,036         146
    43,700    Bank of New York Company, Inc.                                                       895,850          24
    72,900    Bank One Corporation                                                               2,523,798          67
    18,300    BB&T Corporation                                                                     575,169          15
     1,960  * Berkshire Hathaway, Inc. - Class "B"                                               4,188,520         111
    10,900    Capital One Financial Corporation                                                    327,109           9
    52,900    Chubb Corporation                                                                  2,344,528          62
   273,900    Citigroup, Inc.                                                                    9,435,855         249
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    62,200    Fannie Mae                                                                        $4,064,770        $107
    43,800    FleetBoston Financial Corporation                                                  1,045,944          28
    54,300    Freddie Mac                                                                        2,883,330          76
    18,300    Hartford Financial Services Group, Inc.                                              645,807          17
    59,900    J.P. Morgan Chase & Company                                                        1,420,229          38
    65,800    Marsh & McLennan Companies, Inc.                                                   2,805,054          74
    65,900    MBNA Corporation                                                                     991,795          26
    44,500    Mellon Financial Corporation                                                         946,070          25
    50,300    Merrill Lynch & Company, Inc.                                                      1,780,620          47
    55,200    Morgan Stanley                                                                     2,116,920          56
    36,500    Prudential Financial, Inc.                                                         1,067,625          28
   182,800    U.S. Bancorp                                                                       3,469,544          92
    51,200    Wachovia Corporation                                                               1,744,384          46
    35,800    Washington Mutual, Inc.                                                            1,262,666          33
    87,600    Wells Fargo & Company                                                              3,941,124         104
----------------------------------------------------------------------------------------------------------------------
                                                                                                65,970,549       1,743
----------------------------------------------------------------------------------------------------------------------
              Health Care--15.9%
    67,300    Abbott Laboratories                                                                2,531,153          67
    40,200    Aetna, Inc.                                                                        1,981,860          52
     7,500    AmerisourceBergen Corporation                                                        393,750          10
    59,200  * Amgen, Inc.                                                                        3,406,960          90
    10,200  * Anthem, Inc.                                                                         675,750          18
    39,100    Baxter International, Inc.                                                           728,824          19
    34,400    Cardinal Health, Inc.                                                              1,959,768          52
    55,000    Eli Lilly & Company                                                                3,143,250          83
    21,900  * Forest Laboratories, Inc.                                                          1,181,943          31
    10,300  * Genetech, Inc.                                                                       360,603          10
    36,600  * Guidant Corporation                                                                1,324,920          35
    60,600    HCA, Inc.                                                                          2,506,416          66
   153,600    Johnson & Johnson                                                                  8,888,832         235
    77,100    Medtronic, Inc.                                                                    3,478,752          92
   101,800    Merck & Company, Inc.                                                              5,576,604         147
   356,400    Pfizer, Inc.                                                                      11,105,424         293
    67,900    Pharmacia Corporation                                                              2,940,070          78
    47,500    Schering-Plough Corporation                                                          846,925          22
    28,000    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,166,200          31
    24,000    UnitedHealth Group, Inc.                                                           2,200,080          58
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    10,200  * Wellpoint Health Networks, Inc.                                                     $782,850         $21
    79,000    Wyeth                                                                              2,987,780          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                60,168,714       1,589
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.7%
    22,700    3M Company                                                                         2,951,681          78
    67,600    Automatic Data Processing, Inc.                                                    2,081,404          55
    24,000    Boeing Company                                                                       601,440          16
    19,200    Caterpillar, Inc.                                                                    944,640          25
    84,900  * Cendant Corporation                                                                1,078,230          29
    29,100    CSX Corporation                                                                      829,932          22
    21,700    Deere & Company                                                                      851,942          23
    38,300    Emerson Electric Company                                                           1,736,905          46
    22,700    FedEx Corporation                                                                  1,250,089          33
    85,300    First Data Corporation                                                             3,156,953          83
    15,400    General Dynamics Corporation                                                         848,078          22
   357,600    General Electric Company                                                           9,118,800         241
    66,000    Honeywell International, Inc.                                                      1,409,760          37
    20,000    Illinois Tool Works, Inc.                                                          1,163,000          31
    12,700    Ingersoll-Rand Company - Class "A"                                                   490,093          13
    49,200    Lockheed Martin Corporation                                                        2,339,460          62
   104,000    Masco Corporation                                                                  1,936,480          51
    20,500    Northrop Grumman Corporation                                                       1,758,900          46
    14,100    Raytheon Company                                                                     400,017          11
    26,900    Southwest Airlines Company                                                           386,284          10
    85,500    Tyco International, Ltd.                                                           1,099,530          29
    15,300    United Parcel Service, Inc. - Class "B"                                              872,100          23
    40,700    United Technologies Corporation                                                    2,351,646          62
    39,400    Waste Management, Inc.                                                               834,492          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,491,856       1,070
----------------------------------------------------------------------------------------------------------------------
              Information Technology--15.4%
    76,800  * Analog Devices, Inc.                                                               2,112,000          56
    87,900  * Applied Materials, Inc.                                                            1,105,782          29
   146,300  * Brocade Communications Systems, Inc.                                                 713,944          19
    43,900  * Check Point Software Technologies, Ltd.                                              635,233          17
   399,400  * Cisco Systems, Inc.                                                                5,152,260         136
   102,400  * Comverse Technology, Inc.                                                          1,158,144          31
   144,300  * Dell Computer Corporation                                                          3,940,833         104
   146,200  * EMC Corporation                                                                    1,057,026          28
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   140,500    Hewlett-Packard Company                                                           $2,184,775         $58
   362,000    Intel Corporation                                                                  5,893,360         156
    71,800    International Business Machines Corporation                                        5,631,274         149
    65,100  * Jabil Circuit, Inc.                                                                1,139,250          30
   365,800  * Lucent Technologies, Inc.                                                            537,726          14
   533,100    Microsoft Corporation                                                             12,906,351         341
   117,100    Motorola, Inc.                                                                       967,246          25
   161,000    Nokia Corporation - Class "A" (ADR)                                                2,255,610          60
   182,900  * Nortel Networks Corporation                                                          380,432          10
   190,200  * Oracle Corporation                                                                 2,063,480          54
   144,000  * Overture Services, Inc.                                                            2,184,480          58
    29,300  * QLogic Corporation                                                                 1,088,202          29
    28,300    Qualcomm, Inc.                                                                     1,020,498          27
    75,300    Seagate Technology                                                                   777,096          20
   102,200  * Sun Microsystems, Inc.                                                               333,172           9
    14,700  * Symantec Corporation                                                                 575,946          15
    84,000  * Taiwan Semiconductor Manufacturing Co.,
              Ltd. (ADR)                                                                           574,560          15
   122,000    Texas Instruments, Inc.                                                            1,997,140          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                58,385,820       1,543
----------------------------------------------------------------------------------------------------------------------
              Materials--2.9%
    71,800    Alcoa, Inc.                                                                        1,391,484          37
    27,100    Boise Cascade Corporation                                                            592,135          16
    25,700    Dow Chemical Company                                                                 709,577          19
    45,400    Du Pont (E.I.) de Nemours & Company                                                1,764,244          46
    54,900    International Flavors & Fragrances, Inc.                                           1,706,841          45
    33,600    International Paper Company                                                        1,135,680          30
    65,700    Newmont Mining Corporation                                                         1,718,055          45
    12,300    PPG Industries, Inc.                                                                 554,484          15
    16,600    Praxair, Inc.                                                                        935,410          25
    11,000    Weyerhaeuser Company                                                                 526,130          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,034,040         292
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--2.6%
    31,200    AT&T Corporation                                                                    $505,440         $13
    75,500    BellSouth Telecommunications, Inc.                                                 1,636,085          43
    35,200  * Nextel Communications, Inc.                                                          471,328          13
   151,100    SBC Communications, Inc.                                                           3,031,066          80
   116,200    Verizon Communications, Inc.                                                       4,107,670         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,751,589         258
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.5%
    11,000    Consolidated Edison, Inc.                                                            423,170          11
    20,400    Dominion Resources, Inc.                                                           1,129,548          30
    51,100    Duke Energy Corporation                                                              742,994          19
    19,400    Entergy Corporation                                                                  934,110          25
    21,200    Exelon Corporation                                                                 1,068,692          28
    10,800    FPL Group, Inc.                                                                      636,444          17
    27,900    Southern Company                                                                     793,476          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,728,434         151
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $342,940,139)                                               357,052,189       9,433
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.4%
    $1,400M   U.S. Treasury Bill, 1.17%, 4/17/03
              (cost $1,399,272)                                                                  1,399,272          37
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.9%
     8,400M   AIG Funding Corp., 1.23%, 4/4/03                                                   8,399,138         222
     3,200M   General Electric Capital Corp., 1.24%, 4/15/03                                     3,198,456          84
     3,100M   New York Times Co., Inc., 1.2%, 4/7/03                                             3,099,380          82
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $14,696,974)                                    14,696,974         388
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $359,036,385)                                        98.6%    373,148,435       9,858
Other Assets, Less Liabilities                                                         1.4       5,357,827         142
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $378,506,262     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.7%
              Consumer Discretionary--13.3%
    95,000  * Abercrombie & Fitch Company                                                       $2,852,850         $75
    65,000  * Best Buy Company, Inc.                                                             1,753,050          46
    85,000  * Brinker International, Inc.                                                        2,592,500          68
    50,000  * Clear Channel Communications, Inc.                                                 1,696,000          44
   150,000  * Comcast Corporation - Special Class "A"                                            4,123,500         108
    90,000    Cooper Tire & Rubber Company                                                       1,098,000          29
    40,000  * Costco Wholesale Corporation                                                       1,201,200          31
   116,400  * Fox Entertainment Group, Inc. - Class "A"                                          3,104,388          81
    85,000    Genuine Parts Company                                                              2,593,350          68
    25,000    Harley-Davidson, Inc.                                                                992,750          26
    65,000    Home Depot, Inc.                                                                   1,583,400          42
   150,000    J.C. Penney Company, Inc. (Holding Co.)                                            2,946,000          77
    70,000  * Lear Corporation                                                                   2,474,500          65
    48,100  * Macrovision Corporation                                                              576,719          15
   115,000    Mattel, Inc.                                                                       2,587,500          68
   290,800    McDonald's Corporation                                                             4,204,968         110
   100,000    Newell Rubbermaid, Inc.                                                            2,835,000          74
   200,000    Pier 1 Imports, Inc.                                                               3,172,000          83
    67,300  * Scholastic Corporation                                                             1,810,370          47
    78,800    Sears, Roebuck and Company                                                         1,903,020          50
    20,000    V. F. Corporation                                                                    752,600          20
    75,000    Wal-Mart Stores, Inc.                                                              3,902,250         102
----------------------------------------------------------------------------------------------------------------------
                                                                                                50,755,915       1,329
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.4%
   100,000    Altria Group, Inc.                                                                 2,996,000          78
    82,000    Anheuser-Busch Companies, Inc.                                                     3,822,020         100
    60,000    Bunge, Ltd.                                                                        1,509,600          40
   178,600    ConAgra Foods, Inc.                                                                3,586,288          94
    80,000    Gillette Company                                                                   2,475,200          65
     9,800    Hershey Foods Corporation                                                            614,068          16
    62,500    Kimberly-Clark Corporation                                                         2,841,250          74
    50,000    PepsiCo, Inc.                                                                      2,000,000          52
    50,000    Procter & Gamble Company                                                           4,452,500         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,296,926         636
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--6.4%
    50,000    Anadarko Petroleum Corporation                                                    $2,275,000         $60
    46,600    ConocoPhillips                                                                     2,497,760          65
   100,000    Diamond Offshore Drilling, Inc.                                                    1,941,000          51
    92,500    EOG Resources, Inc.                                                                3,659,300          96
   190,000    Exxon Mobil Corporation                                                            6,640,500         174
    90,000    GlobalSantaFe Corporation                                                          1,858,500          49
   100,000  * Noble Corporation                                                                  3,142,000          82
   131,600    Suncor Energy, Inc.                                                                2,299,052          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,313,112         637
----------------------------------------------------------------------------------------------------------------------
              Financials--19.1%
   130,000    ACE, Ltd.                                                                          3,763,500          99
    70,000    American Express Company                                                           2,326,100          61
    70,000    American International Group, Inc.                                                 3,461,500          91
   160,000    AmSouth Bancorporation                                                             3,180,800          83
    80,000    Bank of America Corporation                                                        5,347,200         140
    35,000    Bear Stearns Companies, Inc.                                                       2,296,000          60
   150,000    Citigroup, Inc.                                                                    5,167,500         135
    65,400  * Endurance Specialty Holdings, Ltd.                                                 1,582,026          41
    45,000    Equity Office Properties Trust                                                     1,145,250          30
    45,000    Fidelity National Financial, Inc.                                                  1,536,750          40
   115,000    FleetBoston Financial Corporation                                                  2,746,200          72
   150,000    Lincoln National Corporation                                                       4,200,000         110
    75,000    Marsh & McLennan Companies, Inc.                                                   3,197,250          84
   170,000    MBNA Corporation                                                                   2,558,500          67
    35,000    Merrill Lynch & Company, Inc.                                                      1,239,000          32
    30,700    Morgan Stanley                                                                     1,177,345          31
    58,000    Old Republic International Corporation                                             1,551,500          41
    90,000    Plum Creek Timber Company, Inc. (REIT)                                             1,943,100          51
    75,000    SouthTrust Corporation                                                             1,914,750          50
   120,000    St. Paul Companies, Inc.                                                           3,816,000         100
    75,000    Taubman Centers, Inc.                                                              1,277,250          33
   200,000    U.S. Bancorp                                                                       3,796,000          99
   160,000    Wachovia Corporation                                                               5,451,200         143
   150,000    Washington Mutual, Inc.                                                            5,290,500         139
    60,000    Wells Fargo & Company                                                              2,699,400          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                72,664,621       1,903
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.1%
    60,000    Abbott Laboratories                                                               $2,256,600         $59
    74,900  * Accredo Health, Inc.                                                               1,822,991          48
    25,000    AmerisourceBergen Corporation                                                      1,312,500          34
    26,700  * Amgen, Inc.                                                                        1,536,585          40
    22,500  * Barr Laboratories, Inc.                                                            1,282,500          34
    35,000  * Boston Scientific Corporation                                                      1,426,600          37
    60,000  * Edwards Lifesciences Corporation                                                   1,644,000          43
    30,000    Eli Lilly & Company                                                                1,714,500          45
    40,000  * Enzon Pharmaceuticals, Inc.                                                          454,000          12
   100,000    Health Management Associates, Inc. - Class "A"                                     1,900,000          50
    90,000    Johnson & Johnson                                                                  5,208,300         137
    44,300  * King Pharmaceuticals, Inc.                                                           528,499          14
    52,800  * Laboratory Corporation of America Holdings                                         1,565,520          41
    50,000    Medtronic, Inc.                                                                    2,256,000          59
    60,000    Merck & Company, Inc.                                                              3,286,800          86
   200,000    Pfizer, Inc.                                                                       6,232,000         163
   100,000    Pharmacia Corporation                                                              4,330,000         113
   100,000    Wyeth                                                                              3,782,000          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,539,395       1,114
----------------------------------------------------------------------------------------------------------------------
              Industrials--12.9%
    31,000    3M Company                                                                         4,030,930         106
    29,700    A.O. Smith Corporation                                                               795,960          21
    50,400    Alexander & Baldwin, Inc.                                                          1,252,944          33
    30,000    Caterpillar, Inc.                                                                  1,476,000          39
   100,000  * Cendant Corporation                                                                1,270,000          33
   150,000  * Concord EFS, Inc.                                                                  1,410,000          37
    25,000    Eaton Corporation                                                                  1,748,750          46
    60,000    EDO Corporation                                                                    1,086,000          28
    45,000    Emerson Electric Company                                                           2,040,750          54
    61,700    Engineered Support Systems, Inc.                                                   2,415,555          63
    90,000    First Data Corporation                                                             3,330,900          87
    70,000    Harsco Corporation                                                                 2,134,300          56
    90,000    Honeywell International, Inc.                                                      1,922,400          50
    60,000    Lockheed Martin Corporation                                                        2,853,000          75
   215,000    Masco Corporation                                                                  4,003,300         105
    45,000    Northrop Grumman Corporation                                                       3,861,000         101
   141,500    Pall Corporation                                                                   2,830,000          74
   115,000    Pitney Bowes, Inc.                                                                 3,670,800          96
   113,600    Rockwell Automation, Inc.                                                          2,351,520          62
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    50,200    Textron, Inc.                                                                     $1,378,492         $36
    25,000    Tyco International, Ltd.                                                             321,500           8
    55,000    United Technologies Corporation                                                    3,177,900          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                49,362,001       1,293
----------------------------------------------------------------------------------------------------------------------
              Information Technology--15.3%
    55,000  * Analog Devices, Inc.                                                               1,512,500          40
    75,000  * BEA Systems, Inc.                                                                    764,250          20
   200,000  * Cisco Systems, Inc.                                                                2,580,000          68
    50,000  * Computer Sciences Corporation                                                      1,627,500          43
   794,000  * EMC Corporation                                                                    5,740,620         150
   710,000  * Entrust, Inc.                                                                      1,775,000          46
   175,000    Hewlett-Packard Company                                                            2,721,250          71
   205,000    Intel Corporation                                                                  3,337,400          87
   165,000  * Intersil Corporation                                                               2,567,400          67
   170,000  * Jabil Circuit, Inc.                                                                2,975,000          78
    85,600  * ManTech International Corporation - Class "A"                                      1,268,506          33
   350,000    Microsoft Corporation                                                              8,473,500         222
   112,700  * Network Associates, Inc.                                                           1,556,387          41
   225,000    Nokia Corporation - Class "A" (ADR)                                                3,152,250          83
   600,000  * Nortel Networks Corporation                                                        1,248,000          33
   120,700    Qualcomm, Inc.                                                                     4,352,442         114
   425,000  * Sun Microsystems, Inc.                                                             1,385,500          36
   200,000  * Taiwan Semiconductor Manufacturing Co.,
              Ltd. (ADR)                                                                         1,368,000          36
    80,000  * Tech Data Corporation                                                              1,915,200          50
   175,000  * Thermo Electron Corporation                                                        3,167,500          82
    75,000  * Titan Corporation                                                                    558,750          15
    75,000  * Vishay Intertechnology, Inc.                                                         763,500          20
   257,000  * Western Digital Corporation                                                        2,328,420          61
    60,000  * Xilinx, Inc.                                                                       1,404,600          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                58,543,475       1,533
----------------------------------------------------------------------------------------------------------------------
              Materials--3.2%
    50,000    Dow Chemical Company                                                               1,380,500          36
   140,000  * Freeport-McMoRan Copper & Gold, Inc. -
              Class "B"                                                                          2,387,000          63
   197,600    Lyondell Chemical Company                                                          2,756,520          72
    45,000    PPG Industries, Inc.                                                               2,028,600          53
   155,000    RPM International, Inc.                                                            1,627,500          43
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    90,000  * Smurfit-Stone Container Corporation                                               $1,202,310         $31
    65,000    Worthington Industries, Inc.                                                         775,450          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,157,880         318
----------------------------------------------------------------------------------------------------------------------
              Other--2.0%
    10,000    DIAMONDS Trust, Series I                                                             798,000          21
    90,000  * Nasdaq - 100 Index Tracking Stock                                                  2,277,000          60
    55,000    SPDR Trust Series 1                                                                4,667,850         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,742,850         203
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--1.4%
   140,000    SBC Communications, Inc.                                                           2,808,400          74
    75,000    Verizon Communications, Inc.                                                       2,651,250          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,459,650         143
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.6%
   100,000    Consolidated Edison, Inc.                                                          3,847,000         101
    42,000    Dominion Resources, Inc.                                                           2,325,540          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,172,540         162
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $352,168,963)                                               354,008,365       9,271
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--3.9%
              Financials--1.4%
    50,000    Chubb Corporation, 7%, 2005                                                        1,070,000          28
   107,000    Hartford Financial Services Group, Inc.,
              6%, 2006                                                                           4,453,340         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,523,340         145
----------------------------------------------------------------------------------------------------------------------
              Health Care--.2%
    16,000    Baxter International, Inc., 7%, 2006                                                 616,160          16
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--1.7%
   135,800    ALLTEL Corporation, 7.75%, 2005                                                    6,383,958         167
----------------------------------------------------------------------------------------------------------------------
              Utilities--.6%
   190,000    Duke Energy Corporation, 8.25%, 2004                                               2,394,000          63
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $17,492,646)                                  14,917,458         391
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.8%
    $7,000M   U.S. Treasury Bill, 1.17%, 4/17/03 (cost $6,996,359)                              $6,996,359        $183
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.2%
     3,500M   ChevronTexaco Corp., 1.21%, 4/4/03                                                 3,499,647          92
     1,000M   General Electric Capital Corp., 1.24%, 4/15/03                                       999,518          26
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,499,165)                                      4,499,165         118
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $381,157,133)                                        99.6%    380,421,347       9,963
Other Assets, Less Liabilities                                                          .4       1,431,240          37
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $381,852,587     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.0%
              Consumer Discretionary--20.7%
    12,700  * Abercrombie & Fitch Company - Class "A"                                             $381,381         $63
    10,700  * Clear Channel Communications, Inc.                                                   362,944          60
    80,800  * Comcast Corporation - Class "A"                                                    2,221,192         368
    10,000  * Cumulus Media, Inc. - Class "A"                                                      145,600          24
    12,800  * eBay, Inc.                                                                         1,091,712         181
    21,100  * EchoStar Communications Corporation - Class "A"                                      609,368         101
     2,320  * Garmin, Ltd.                                                                          83,056          14
     7,310  * GTECH Holdings Corporation                                                           238,745          40
    24,100  * Hollywood Entertainment Corporation                                                  386,564          64
    14,300  * Lamar Advertising Company                                                            419,705          70
     3,560  * Leapfrog Enterprises, Inc.                                                            84,870          14
    21,600    Mattel, Inc.                                                                         486,000          81
    11,900    Newell Rubbermaid, Inc.                                                              337,365          56
     7,200    NIKE, Inc. - Class "B"                                                               370,224          61
    44,400    Omnicom Group, Inc.                                                                2,405,148         400
     6,070  * Pacific Sunwear of California, Inc.                                                  123,525          20
     3,740  * Panera Bread Company                                                                 114,033          19
     2,300  * Quiksilver, Inc.                                                                      70,426          12
    31,280  * Scientific Games Corporation                                                         168,912          28
     5,530  * Station Casinos, Inc.                                                                116,738          19
    45,900    TJX Companies, Inc.                                                                  807,840         134
    16,300  * Univision Communications, Inc.                                                       399,513          66
    15,300  * USA Interactive                                                                      409,887          68
    17,500  * Viacom, Inc. - Class "B"                                                             639,100         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,473,848       2,069
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--2.1%
     7,370    Bunge, Ltd.                                                                          185,429          31
     7,400  * Smithfield Foods, Inc.                                                               131,128          22
    36,400    Sysco Corporation                                                                    926,016         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,242,573         206
----------------------------------------------------------------------------------------------------------------------
              Energy--1.1%
    21,560    Chesapeake Energy Corporation                                                        169,462          28
     9,000    EOG Resources, Inc.                                                                  356,040          60
     8,080    XTO Energy, Inc.                                                                     153,520          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                   679,022         113
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials--11.5%
    39,900    American International Group, Inc.                                                $1,973,055        $327
     5,470  * Arch Capital Group, Ltd.                                                             185,701          31
     6,450    Brown & Brown, Inc.                                                                  201,950          33
    78,100    Citigroup, Inc.                                                                    2,690,545         447
     6,100    Countrywide Financial Corporation                                                    350,750          58
    20,300    Freddie Mac                                                                        1,077,930         179
     6,200    Legg Mason, Inc.                                                                     302,188          50
    23,100  * Providian Financial Corporation                                                      151,536          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,933,655       1,150
----------------------------------------------------------------------------------------------------------------------
              Health Care--31.4%
    35,900    Abbott Laboratories                                                                1,350,199         224
    21,020  * Abgenix, Inc.                                                                        182,874          30
     4,250  * Amerigroup Corporation                                                               124,355          21
     4,200  * AmSurg Corporation                                                                   105,840          18
     6,400  * Anthem, Inc.                                                                         424,000          70
    54,200    AstraZeneca PLC (ADR)                                                              1,859,602         308
     5,900  * Cephalon, Inc.                                                                       235,646          39
     3,760  * CV Therapeutics, Inc.                                                                 67,793          11
     9,000  * Digene Corporation                                                                   148,860          25
     3,940  * Edwards Lifesciences Corporation                                                     107,956          18
    39,200    Eli Lilly & Company                                                                2,240,280         371
     1,200  * eResearch Technology, Inc.                                                            32,208           5
    10,300  * Guidant Corporation                                                                  372,860          62
    28,800    HCA, Inc.                                                                          1,191,168         198
    17,000    Health Management Associates, Inc. - Class "A"                                       323,000          54
    41,140  * Human Genome Sciences, Inc.                                                          351,747          58
    16,400  * Laboratory Corporation of America Holdings                                           486,260          81
     9,700    McKesson Corporation                                                                 241,821          40
     6,900  * Medicines Company                                                                    128,616          21
    61,920  * Millennium Pharmaceuticals, Inc.                                                     486,691          81
     9,460  * NPS Pharmaceuticals, Inc.                                                            146,252          24
     6,350  * OSI Pharmaceuticals, Inc.                                                            101,600          17
    43,800    Pharmacia Corporation                                                              1,896,540         315
   162,700    Schering-Plough Corporation                                                        2,900,941         480
     5,560  * St. Jude Medical, Inc.                                                               271,050          45
     4,960  * STERIS Corporation                                                                   129,754          22
     9,990  * VCA Antech, Inc.                                                                     154,545          26
    13,400  * Watson Pharmaceuticals, Inc.                                                         385,518          64
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    24,200  * Wellpoint Health Networks, Inc.                                                   $1,857,350        $308
    17,400    Wyeth                                                                                658,068         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,963,394       3,145
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.7%
    11,500  * Administaff, Inc.                                                                     71,875          12
    14,600  * Apollo Group, Inc. - Class "A"                                                       728,540         120
     3,610  * Career Education Corporation                                                         176,601          29
    10,030  * CheckFree Corporation                                                                225,474          37
     6,540    CNF, Inc.                                                                            199,143          33
    84,700    First Data Corporation                                                             3,134,747         520
     4,255  * JetBlue Airways Corporation                                                          117,906          20
     9,500    Lockheed Martin Corporation                                                          451,725          75
     7,900    PACCAR, Inc.                                                                         397,133          66
     8,100  * Ryanair Holdings PLC (ADR)                                                           335,907          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,839,051         968
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.0%
    51,600  * Accenture, Ltd. - Class "A"                                                          799,800         133
    16,700  * Analog Devices, Inc.                                                                 459,250          76
    35,100  * ASE Test, Ltd.                                                                       110,565          18
     4,030  * Business Objects SA (ADR)                                                             65,891          11
    13,630  * DALSA Corporation                                                                    157,153          26
   122,900  * Dell Computer Corporation                                                          3,356,399         557
     4,000  * DSP Group, Inc.                                                                       72,520          12
     7,610  * Hyperion Solutions Corporation                                                       184,542          31
    29,490  * Lexar Media, Inc.                                                                     96,727          16
    12,600  * McDATA Corporation                                                                   108,234          18
    13,510  * MEMC Electronic Materials, Inc.                                                      151,987          25
   112,500    Microsoft Corporation                                                              2,723,625         452
    12,890    Nam Tai Electronics, Inc.                                                            324,312          54
    31,500  * Network Appliance, Inc.                                                              352,485          58
    13,030  * Pericom Semiconductor Corporation                                                    101,373          17
    51,590  * Red Hat, Inc.                                                                        280,134          46
    58,520  * VeriSign, Inc.                                                                       511,465          85
    15,200  * Waters Corporation                                                                   321,632          53
    11,500  * Western Digital Corporation                                                          104,190          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,282,284       1,705
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.5%
    70,500  * American Tower Corporation - Class "A"                                              $389,160         $64
    18,300  * Crown Castle International Corporation                                               100,650          17
    29,300  * Nextel Communications, Inc. - Class "A"                                              392,327          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                   882,137         146
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $57,927,703)                                                 57,295,964       9,502
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--6.0%
    $3,637M   BNP Paribas, 1.31%, 4/1/03 (collateralized
              by U.S. Treasury Note, 3.625%, due 8/31/03,
              valued at $3,710,254) (cost $3,637,000)                                            3,637,000         603
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $61,564,703)                                        101.0%     60,932,964      10,105
Excess of Liabilities Over Other Assets                                               (1.0)       (632,804)       (105)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $60,300,160     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.3%
              Consumer Discretionary--17.9%
    30,000  * Abercrombie & Fitch Company                                                         $900,900         $54
    67,500    Applebee's International, Inc.                                                     1,892,700         114
    80,000  * Barnes & Noble, Inc.                                                               1,519,200          91
    20,000    Black & Decker Corporation                                                           697,200          42
    55,000  * Brinker International, Inc.                                                        1,677,500         101
    70,000  * Chico's FAS, Inc.                                                                  1,400,000          84
    27,500  * Coach, Inc.                                                                        1,054,075          63
    65,000    D.R. Horton, Inc.                                                                  1,248,000          75
    17,500    Ethan Allen Interiors, Inc.                                                          515,025          31
   220,000  * GameStop Corporation                                                               2,640,000         159
    86,000    Landry's Restaurants, Inc.                                                         1,444,800          87
    30,000  * Lear Corporation                                                                   1,060,500          64
    15,000    Lennar Corporation                                                                   803,250          48
    55,000    Mattel, Inc.                                                                       1,237,500          75
    60,000  * Movie Gallery, Inc.                                                                1,045,200          63
   165,000    Pier 1 Imports, Inc.                                                               2,616,900         158
    32,300    Ross Stores, Inc.                                                                  1,167,645          70
    41,300  * Scholastic Corporation                                                             1,110,970          67
    75,000  * Scientific Games Corporation                                                         405,000          24
    22,200    Sears, Roebuck and Company                                                           536,130          32
    45,000    Tiffany & Company                                                                  1,125,000          68
    62,800    TJX Companies, Inc.                                                                1,105,280          67
    80,000  * Tuesday Morning Corporation                                                        1,574,400          95
    75,000    Tupperware Corporation                                                             1,036,500          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,813,675       1,794
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.3%
    25,000    Altria Group, Inc.                                                                   749,000          45
    50,000    Archer-Daniels-Midland Company                                                       540,000          33
   165,000  * Chiquita Brands International, Inc.                                                1,810,050         109
    35,000  * Dean Foods Company                                                                 1,501,850          90
   123,500  * Duane Reade, Inc.                                                                  1,565,980          94
   130,000  * Kroger Company                                                                     1,709,500         103
    70,000    Pepsi Bottling Group, Inc.                                                         1,255,100          76
    42,500  * Performance Food Group Company                                                     1,303,050          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,434,530         628
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--6.3%
    50,000    EOG Resources, Inc.                                                               $1,978,000        $119
    95,200    Suncor Energy, Inc.                                                                1,663,144         100
    47,500    Talisman Energy, Inc.                                                              1,883,850         113
    30,000  * Transocean, Inc.                                                                     613,500          37
    21,000  * Weatherford International, Ltd.                                                      793,170          48
    64,000    Willis Group Holdings, Ltd.                                                        1,772,800         107
    93,333    XTO Energy, Inc.                                                                   1,773,327         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,477,791         631
----------------------------------------------------------------------------------------------------------------------
              Financials--13.7%
    50,000    ACE, Ltd.                                                                          1,447,500          87
    45,000    Ambac Financial Group, Inc.                                                        2,273,400         137
    43,000    Banknorth Group, Inc.                                                                937,830          56
    60,000    Charter One Financial, Inc.                                                        1,659,600         100
    37,488    Citigroup, Inc.                                                                    1,291,462          78
    21,000    City National Corporation                                                            922,740          55
    33,400    Compass Bancshares, Inc.                                                           1,044,418          63
    55,000    KeyCorp                                                                            1,240,800          75
    36,500    National Commerce Financial Corporation                                              865,050          52
    40,000    North Fork Bancorporation, Inc.                                                    1,178,000          71
    60,000    Old Republic International Corporation                                             1,605,000          97
    24,400    PartnerRe, Ltd.                                                                    1,226,100          74
    51,400    Principal Financial Group, Inc.                                                    1,394,996          84
    50,000    Protective Life Corporation                                                        1,427,500          86
    30,000    Public Storage, Inc. (REIT)                                                          909,000          55
    33,000    Synovus Financial Corporation                                                        590,370          35
    21,000    TCF Financial Corporation                                                            840,840          50
   130,000  * Willbros Group, Inc.                                                               1,136,200          68
    20,000    Zions Bancorporation                                                                 855,600          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,846,406       1,375
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.2%
    44,150  * Accredo Health, Inc.                                                               1,074,567          65
    27,500    AmerisourceBergen Corporation                                                      1,443,750          87
    42,500    Beckman Coulter, Inc.                                                              1,446,275          87
   130,000  * Caremark Rx, Inc.                                                                  2,359,500         142
   102,000  * Centene Corporation                                                                2,979,420         179
    22,500  * Charles River Laboratories International, Inc.                                       574,200          35
    35,000    DENTSPLY International, Inc.                                                       1,217,650          73
    40,000  * Enzon Pharmaceuticals, Inc.                                                          454,000          27
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    10,000  * Express Scripts, Inc.                                                               $556,800         $34
    25,000  * Gilead Sciences, Inc.                                                              1,049,750          63
    37,500  * Henry Schein, Inc.                                                                 1,691,250         102
    20,900  * IMPAC Medical Systems, Inc.                                                          465,652          28
    35,000  * Laboratory Corporation of America Holdings                                         1,037,750          62
    67,500    McKesson Corporation                                                               1,682,775         101
   125,000  * Province Healthcare Company                                                        1,106,250          67
    60,500  * PSS World Medical, Inc.                                                              394,460          24
    25,000  * Triad Hospitals, Inc.                                                                672,500          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,206,549       1,216
----------------------------------------------------------------------------------------------------------------------
              Industrials--15.1%
    29,300    Avery Dennison Corporation                                                         1,719,031         104
   100,000  * BISYS Group, Inc.                                                                  1,632,000          98
    80,000    Chicago Bridge & Iron Company                                                      1,299,200          78
    23,333  * ChoicePoint, Inc.                                                                    790,989          48
    40,000    Donaldson Company, Inc.                                                            1,463,200          88
    45,000  * DST Systems, Inc.                                                                  1,224,000          74
    29,600    Expeditors International of Washington, Inc.                                       1,064,120          64
    30,000    FedEx Corporation                                                                  1,652,100          99
    20,000  * Jacobs Engineering Group, Inc.                                                       840,200          51
    37,000  * L-3 Communications Holdings, Inc.                                                  1,486,290          89
    35,000    Manpower, Inc.                                                                     1,045,800          63
    91,400    Masco Corporation                                                                  1,701,868         102
    86,200  * Mobile Mini, Inc.                                                                  1,377,476          83
    37,500    Northrop Grumman Corporation                                                       3,217,500         194
    70,000    Regis Corporation                                                                  1,743,700         105
    30,900    Rockwell Automation, Inc.                                                            639,630          39
    60,000  * Shaw Group, Inc.                                                                     603,000          36
    25,000    Textron, Inc.                                                                        686,500          41
    25,000  * Waste Connections, Inc.                                                              862,500          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,049,104       1,508
----------------------------------------------------------------------------------------------------------------------
              Information Technology--13.4%
    35,100  * Amphenol Corporation - Class "A"                                                   1,430,325          86
   100,000  * BearingPoint, Inc.                                                                   637,000          38
    70,000  * Cirrus Logic, Inc.                                                                   140,700           8
   120,000  * DoubleClick, Inc.                                                                    932,400          56
   195,000  * Intergraph Corporation                                                             3,381,300         204
    27,900  * International Rectifier Corporation                                                  548,793          33
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    85,000  * Intersil Corporation                                                              $1,322,600         $80
    46,100  * Lattice Semiconductor Corporation                                                    347,594          21
    42,500  * Logitech International SA (ADR)                                                    1,263,822          76
    76,000  * Manhattan Associates, Inc. - Class "A"                                             1,332,280          80
    91,400  * ManTech International Corporation - Class "A"                                      1,354,456          82
    54,400  * Network Associates, Inc.                                                             751,264          45
    41,300  * Novellus Systems, Inc.                                                             1,126,251          68
    30,000  * Rudolph Technologies, Inc.                                                           433,500          26
    35,000  * Semtech Corporation                                                                  530,250          32
    75,600  * SunGard Data Systems, Inc.                                                         1,610,280          97
   100,000  * Tellabs, Inc.                                                                        579,000          35
    70,000  * Thermo Electron Corporation                                                        1,267,000          76
    65,000  * Titan Corporation                                                                    484,250          29
    70,000  * Vishay Intertechnology, Inc.                                                         712,600          43
    50,000  * Waters Corporation                                                                 1,058,000          64
   107,800  * Western Digital Corporation                                                          976,668          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,220,333       1,338
----------------------------------------------------------------------------------------------------------------------
              Materials--2.6%
   135,000  * Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   2,301,750         138
    17,000    Praxair, Inc.                                                                        957,950          58
    90,000    Sappi, Ltd. (ADR)                                                                  1,073,700          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,333,400         261
----------------------------------------------------------------------------------------------------------------------
              Other--.2%
     4,000    iShares S&P Midcap 400 Index                                                         330,760          20
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--.3%
    11,000    Telephone & Data Systems, Inc.                                                       450,010          27
----------------------------------------------------------------------------------------------------------------------
              Utilities--3.3%
    45,000    AGL Resources, Inc.                                                                1,063,350          64
    40,000    Equitable Resources, Inc.                                                          1,500,400          90
    25,400    NSTAR                                                                              1,016,508          61
    35,000    SCANA Corporation                                                                  1,047,200          63
    35,000    Wisconsin Energy Corporation                                                         889,000          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,516,458         332
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $163,034,443)                                               151,679,016       9,130
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.4%
    $2,300M   U.S. Treasury Bill, 1.14%, 4/17/03 (cost $2,298,835)                              $2,298,835        $139
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--7.2%
     1,300M   AIG Funding Corp., 1.23%, 4/4/03                                                   1,299,867          78
     4,500M   ChevronTexaco Corp., 1.21%, 4/4/03                                                 4,499,546         271
     1,100M   General Electric Capital Corp., 1.24%, 4/15/03                                     1,099,469          66
     1,300M   New York Times Co., Inc., 1.2%, 4/7/03                                             1,299,740          78
     3,800M   Pitney Bowes, Inc., 1.23%, 4/2/03                                                  3,799,870         229
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $11,998,492)                                    11,998,492         722
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $177,331,770)                                        99.9%    165,976,343       9,991
Other Assets, Less Liabilities                                                          .1%        157,692           9
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $166,134,035     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.0%
              Consumer Discretionary--12.5%
     1,100  * Advance Auto Parts, Inc.                                                             $50,875          $4
    69,400  * Aeropostale, Inc.                                                                    919,550          64
    37,400  * AnnTaylor Stores Corporation                                                         767,822          54
    92,500  * Chico's FAS, Inc.                                                                  1,850,000         129
    27,000    Claire's Stores, Inc.                                                                637,470          44
    65,600    Clayton Homes, Inc.                                                                  724,224          51
    19,587    Fred's, Inc. - Class "A"                                                             545,498          38
    71,000  * Gaiam, Inc.                                                                          381,270          27
    65,600  * Jo-Ann Stores, Inc.                                                                1,312,000          91
     2,300  * Journal Register Company                                                              35,098           2
     1,800  * Michaels Stores, Inc.                                                                 45,018           3
    94,800  * Movie Gallery, Inc.                                                                1,651,416         115
     4,869  * NVR, Inc.                                                                          1,601,901         112
   224,900  * Regent Communications, Inc.                                                        1,068,275          75
   246,100  * Scientific Games Corporation                                                       1,328,940          93
    22,300  * Steven Madden, Ltd.                                                                  349,441          24
   167,800  * Total Entertainment Restaurant Corporation                                         1,364,214          95
    42,300  * Tractor Supply Company                                                             1,396,746          97
    65,400  * Triarc Companies, Inc.                                                             1,821,390         127
     3,200  * Tuesday Morning Corporation                                                           62,976           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,914,124       1,249
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--2.3%
    25,100  * American Italian Pasta Company                                                     1,085,575          75
    15,600  * Chattem, Inc.                                                                        240,084          17
    38,400  * International Multifoods Corporation                                                 741,888          52
    40,400  * Performance Food Group Company                                                     1,238,664          86
     1,400  * Wild Oats Markets, Inc.                                                               12,964           1
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,319,175         231
----------------------------------------------------------------------------------------------------------------------
              Energy--5.7%
    96,900    Chesapeake Energy Corporation                                                        761,634          53
    22,100  * Forest Oil Corporation                                                               492,830          34
    34,900  * National-Oilwell, Inc.                                                               781,411          55
    24,700    Noble Energy, Inc.                                                                   846,963          59
    64,800    Ocean Energy, Inc.                                                                 1,296,000          90
    16,700  * Patterson-UTI Energy, Inc.                                                           540,412          38
    37,400  * TETRA Technologies, Inc.                                                             860,200          60
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    26,400    Tidewater, Inc.                                                                     $758,208         $53
    98,133    XTO Energy, Inc.                                                                   1,864,527         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,202,185         572
----------------------------------------------------------------------------------------------------------------------
              Financials--14.9%
    18,500    Allegiant Bancorp, Inc.                                                              312,650          22
    64,600    American Capital Strategies, Ltd.                                                  1,447,040         101
   114,300    Apex Mortgage Capital, Inc.                                                          686,943          48
     1,700    Bank of the Ozarks, Inc.                                                              47,362           3
   165,100    BankAtlantic Bancorp, Inc. - Class"A"                                              1,616,329         113
    37,400    Brown & Brown, Inc.                                                                1,170,994          82
    56,250    Doral Financial Corporation                                                        1,988,437         139
    13,900    F.N.B. Corporation                                                                   398,096          28
    61,100    HCC Insurance Holdings, Inc.                                                       1,561,716         109
    36,100  * Infinity Property & Casualty Corporation                                             660,630          46
    27,900    Irwin Financial Corporation                                                          543,771          38
    36,000    New York Community Bancorp, Inc.                                                   1,072,800          75
    86,000    Odyssey Re Holdings Corporation                                                    1,552,300         108
    57,100  * Provident Financial Services, Inc.                                                   902,751          63
    71,700    RAIT Investment Trust                                                              1,623,288         113
    41,200    Safety Insurance Group, Inc.                                                         536,836          37
    23,800    Sandy Spring Bancorp, Inc.                                                           776,618          54
    21,400    Sky Financial Group, Inc.                                                            420,938          29
    47,800    Thornburg Mortgage, Inc.                                                             986,114          69
    32,000  * TierOne Corporation                                                                  526,400          37
    49,400    TrustCo Bank Corp NY                                                                 475,722          33
     8,700    Ventas, Inc.                                                                         100,920           7
    61,700    W. Holding Company, Inc.                                                           1,132,812          79
    20,000    Westamerica Bancorporation                                                           789,800          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,331,267       1,488
----------------------------------------------------------------------------------------------------------------------
              Health Care--19.6%
    78,500  * American Healthways, Inc.                                                          1,491,500         104
    43,500  * AmSurg Corporation                                                                 1,096,200          76
   135,400  * Axcan Pharma, Inc.                                                                 1,402,744          98
   126,100  * Bio-Reference Laboratories, Inc.                                                     528,359          37
    57,900  * Centene Corporation                                                                1,691,259         118
     1,400  * Cephalon, Inc.                                                                        55,916           4
    32,100  * Charles River Laboratories International, Inc.                                       819,192          57
    39,100  * Computer Programs and Systems, Inc.                                                  957,950          67
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    51,300    Diagnostic Products Corporation                                                   $1,916,055        $134
    77,200  * Enzon Pharmaceuticals, Inc.                                                          876,220          61
    59,800  * Eon Labs, Inc.                                                                     1,596,660         111
    57,800  * Exact Sciences Corporation                                                           595,918          42
    76,900  * KV Pharmaceutical Company - Class "A"                                              1,391,890          97
    25,300  * Mid Atlantic Medical Services, Inc.                                                1,025,915          72
    66,700  * MIM Corporation                                                                      494,914          34
    17,000  * Neurocrine Biosciences, Inc.                                                         710,260          50
    54,450  * Odyssey Healthcare, Inc.                                                           1,294,276          90
   119,800  * PSS World Medical, Inc.                                                              781,096          54
    59,500  * Rotech Healthcare, Inc.                                                              914,813          64
    61,700  * STERIS Corporation                                                                 1,614,072         113
    37,700  * Taro Pharmaceutical Industries, Ltd.                                               1,443,156         101
    63,600  * US Oncology, Inc.                                                                    451,560          31
   128,700  * VCA Antech, Inc.                                                                   1,990,989         139
    56,500  * VistaCare, Inc.                                                                    1,007,847          70
    19,100  * Wilson Greatbatch Technologies, Inc.                                                 534,609          37
    33,300  * ZOLL Medical Corporation                                                           1,360,638          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,044,008       1,956
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.2%
    48,100  * Arbitron, Inc.                                                                     1,524,770         106
    39,400  * Career Education Corporation                                                       1,927,448         135
    92,300  * Clean Harbors, Inc.                                                                1,107,600          77
     2,100  * Dollar Thrifty Automotive Group, Inc.                                                 34,965           3
    50,300  * DRS Technologies, Inc.                                                             1,258,003          88
    38,700  * Education Management Corporation                                                   1,539,099         107
    32,700  * EMCOR Group, Inc.                                                                  1,577,775         110
    48,600  * FTI Consulting, Inc.                                                               2,246,292         157
    46,550  * Genesee & Wyoming, Inc. - Class "A"                                                  721,525          50
    22,400  * Moore Corporation, Ltd.                                                              234,528          17
    35,900  * MTC Technologies, Inc.                                                               693,193          48
    33,300  * Old Dominion Freight Line, Inc.                                                    1,048,950          73
    19,100    Oshkosh Truck Corporation                                                          1,189,930          83
    89,700    United Industrial Corporation                                                      1,116,765          78
    55,100  * Wabash National Corporation                                                          347,130          24
    32,100  * Waste Connections, Inc.                                                            1,107,450          77
    40,800    Werner Enterprises, Inc.                                                             785,808          55
    27,000    World Fuel Services Corporation                                                      549,720          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,010,951       1,326
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--21.5%
    23,300  * Advanced Fibre Communications, Inc.                                                 $352,762         $25
    44,900  * Altiris, Inc.                                                                        560,801          39
    19,500  * ATMI, Inc.                                                                           375,570          26
   112,200  * Axcelis Technologies, Inc.                                                           530,706          37
    86,500  * Borland Software Corporation                                                         795,800          56
     4,400  * Citrix Systems, Inc.                                                                  57,904           4
    56,000  * Credence Systems Corporation                                                         380,800          27
    24,300  * Cymer, Inc.                                                                          574,695          40
   123,000  * Cypress Semiconductor Corporation                                                    848,700          59
    41,600  * Documentum, Inc.                                                                     545,792          38
    71,900  * Excel Technology, Inc.                                                             1,461,727         102
    97,200  * Fairchild Semiconductor Corporation -
              Class "A"                                                                          1,016,712          71
    31,500  * FLIR Systems, Inc.                                                                 1,493,415         104
    56,700  * Global Imaging Systems, Inc.                                                       1,048,950          73
    15,300  * Hutchinson Technology, Inc.                                                          378,216          26
    30,200  * Integrated Circuit Systems, Inc.                                                     655,340          46
   154,700  * Intergraph Corporation                                                             2,682,498         187
    58,700  * Itron, Inc.                                                                          980,877          68
    23,600  * Kronos, Inc.                                                                         827,180          58
    32,800  * Manhattan Associates, Inc.                                                           574,984          40
    16,800  * ManTech International Corporation - Class "A"                                        248,959          17
    64,800  * MEMC Electronic Materials, Inc.                                                      729,000          51
     9,900  * Mercury Interactive Corporation                                                      293,832          20
   258,000  * MPS Group, Inc.                                                                    1,346,760          94
    48,700  * NetIQ Corporation                                                                    543,492          38
    42,300  * NetScreen Technologies, Inc.                                                         709,794          49
   110,400  * Pinnacle Systems, Inc.                                                             1,149,264          80
    39,700  * Progress Software Corporation                                                        712,615          50
    11,800  * Rudolph Technologies, Inc.                                                           170,510          12
   194,400  * Scansoft, Inc.                                                                       874,800          61
   162,500  * Skyworks Solutions, Inc.                                                           1,012,375          71
   112,400  * Synaptics, Inc.                                                                      843,000          59
    94,600  * Systems & Computer Technology Corporation                                            723,690          50
   143,400  * Titan Corporation                                                                  1,068,330          74
    58,900  * United Online, Inc.                                                                1,015,436          71
    69,100  * UTStarcom, Inc.                                                                    1,381,309          96
    18,200  * Varian Semiconductor Equipment
              Associates, Inc.                                                                     370,188          26
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    70,300  * Websense, Inc.                                                                    $1,031,301         $72
    50,400  * Western Digital Corporation                                                          456,624          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,824,708       2,149
----------------------------------------------------------------------------------------------------------------------
              Materials--1.7%
    40,300    Delta and Pine Land Company                                                          911,183          64
    58,500  * Jarden Corporation                                                                 1,521,000         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,432,183         170
----------------------------------------------------------------------------------------------------------------------
              Other--.8%
     9,000    Biotech HOLDRs Trust                                                                 839,250          58
    12,300    Software HOLDRs Trust                                                                312,543          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,151,793          80
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.6%
    43,700  * Commonwealth Telephone Enterprises, Inc.                                           1,696,434         118
    43,900  * EMS Technologies, Inc.                                                               612,844          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,309,278         161
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.2%
    44,500    Equitable Resources, Inc.                                                          1,669,195         116
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $134,187,321)                                               136,208,867       9,498
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.9%
    $1,300M   U.S. Treasury Bill, 1.17%, 4/17/03 (cost $1,299,324)                               1,299,324          90
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.0%
     4,300M   Pitney Bowes, Inc., 1.23%, 4/2/03 (cost $4,299,853)                                4,299,853         300
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $139,786,498)                                        98.9%    141,808,044       9,888
Other Assets, Less Liabilities                                                         1.1%      1,604,206         112
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $143,412,250     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.2%
              Consumer Discretionary--12.6%
   147,800  * AOL Time Warner, Inc.                                                             $1,605,108        $332
    46,200  * Comcast Corporation - Special Class "A"                                            1,270,038         263
    44,400    Home Depot, Inc.                                                                   1,081,584         224
    33,900    McDonald's Corporation                                                               490,194         102
    17,500    NIKE, Inc. - Class "B"                                                               899,850         186
    13,900    Wal-Mart Stores, Inc.                                                                723,217         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,069,991       1,257
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.3%
    23,800    Coca-Cola Company                                                                    963,424         199
    36,800    Gillette Company                                                                   1,138,592         236
    16,600    Kimberly-Clark Corporation                                                           754,636         156
    23,500    PepsiCo, Inc.                                                                        940,000         195
    37,400  * Safeway, Inc.                                                                        707,982         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,504,634         933
----------------------------------------------------------------------------------------------------------------------
              Energy--6.7%
    25,000    ChevronTexaco Corporation                                                          1,616,250         335
    42,100    Schlumberger, Ltd.                                                                 1,600,221         331
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,216,471         666
----------------------------------------------------------------------------------------------------------------------
              Financials--20.1%
    36,120    American International Group, Inc.                                                 1,786,134         370
    16,900    Bank of America Corporation                                                        1,129,596         234
    26,000    Bank One Corporation                                                                 900,120         186
    57,100    Citigroup, Inc.                                                                    1,967,095         407
    11,900    Goldman Sachs Group, Inc.                                                            810,152         168
    17,400    Marsh & McLennan Companies, Inc.                                                     741,762         153
    28,800    Merrill Lynch & Company, Inc.                                                      1,019,520         211
    41,300    Travelers Property Casualty Corporation - Class "B"                                  582,743         121
    22,500    Wachovia Corporation                                                                 766,575         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,703,697       2,009
----------------------------------------------------------------------------------------------------------------------
              Health Care--17.7%
    43,900    Abbott Laboratories                                                                1,651,079         342
     8,400  * Amgen, Inc.                                                                          483,420         100
    20,100    Baxter International, Inc.                                                           374,664          77
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    29,100  * Genzyme Corporation                                                               $1,060,695        $220
    88,900    Pfizer, Inc.                                                                       2,770,124         574
    53,000    Schering-Plough Corporation                                                          944,990         196
    33,600    Wyeth                                                                              1,270,752         263
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,555,724       1,772
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.4%
    18,700    Boeing Company                                                                       468,622          97
    14,200    FedEx Corporation                                                                    781,994         162
    81,200    General Electric Company                                                           2,070,600         429
    38,500    Masco Corporation                                                                    716,870         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,038,086         836
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.5%
    69,000  * Accenture, Ltd. - Class "A"                                                        1,069,500         222
    50,700  * Cisco Systems, Inc.                                                                  654,030         136
    71,693    Hewlett-Packard Company                                                            1,114,826         231
    87,900    Intel Corporation                                                                  1,431,012         296
    10,800    International Business Machines Corporation                                          847,044         175
    95,400    Microsoft Corporation                                                              2,309,634         478
    52,200  * Oracle Corporation                                                                   566,318         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,992,364       1,655
----------------------------------------------------------------------------------------------------------------------
              Materials--3.6%
    39,900    Alcoa, Inc.                                                                          773,262         160
    28,500    International Paper Company                                                          963,300         199
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,736,562         359
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.3%
    55,500    SBC Communications, Inc.                                                           1,113,330         231
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
    10,100    Exelon Corporation                                                                   509,141         105
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $58,985,996)                                                 47,440,000       9,823
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.9%
      $891M   BNP Paribas, 1.31%, 4/1/03 (collateralized by
              U.S. Treasury Note, 4.25%, 11/15/03,
              valued at $908,867) (cost $891,000)                                                 $891,000        $185
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $59,876,996)                                        100.1%     48,331,000      10,008
Excess of Liabilities Over Other Assets                                                (.1)        (38,477)         (8)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $48,292,523     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.1%
              United States--49.8%
     7,900    3M Company                                                                        $1,027,237         $58
    54,900    Abbott Laboratories                                                                2,064,789         116
    52,400    Alcoa, Inc.                                                                        1,015,512          57
    55,353    American International Group, Inc.                                                 2,737,206         153
   147,100  * AOL Time Warner, Inc.                                                              1,597,506          90
    15,400    Automatic Data Processing, Inc.                                                      474,166          27
    26,200    Bank of America Corporation                                                        1,751,208          98
    45,900    Bank One Corporation                                                               1,589,058          89
    25,300    Baxter International, Inc.                                                           471,592          26
    32,100    Boeing Company                                                                       804,426          45
    18,600  * Brinker International, Inc.                                                          567,300          32
    45,500  * Cadence Design Systems, Inc.                                                         455,000          26
    26,300    ChevronTexaco Corporation                                                          1,700,295          95
   125,200  * Cisco Systems, Inc.                                                                1,615,080          91
    91,549    Citigroup, Inc.                                                                    3,153,863         177
    36,700    Coca-Cola Company                                                                  1,485,616          83
    71,500  * Comcast Corporation - Special Class "A"                                            1,965,535         110
    24,400    CVS Corporation                                                                      581,940          33
    37,400    Dow Chemical Company                                                               1,032,614          58
    25,000    Eli Lilly & Company                                                                1,428,750          80
    22,000    EOG Resources, Inc.                                                                  870,320          49
    24,000    Exelon Corporation                                                                 1,209,840          68
    92,600    Exxon Mobil Corporation                                                            3,236,370         182
    19,300    FedEx Corporation                                                                  1,062,851          60
    13,500    FPL Group, Inc.                                                                      795,555          45
    17,300    Gannett Company, Inc.                                                              1,218,439          68
   122,600    General Electric Company                                                           3,126,300         175
    20,800    General Mills, Inc.                                                                  947,440          53
     8,600  * Genzyme Corporation                                                                  313,470          18
    11,200  * Gilead Sciences, Inc.                                                                470,288          26
    46,100    Gillette Company                                                                   1,426,334          80
    18,400  * Guidant Corporation                                                                  666,080          37
    20,500    HCA, Inc.                                                                            847,880          48
    95,600    Hewlett-Packard Company                                                            1,486,580          83
    56,300    Home Depot, Inc.                                                                   1,371,468          77
    21,200  * IDEC Pharmaceuticals Corporation                                                     729,683          41
   100,260    Intel Corporation                                                                  1,632,233          92
    22,300    International Business Machines Corporation                                        1,748,989          98
    28,900    International Paper Company                                                          976,820          55
    23,200  * International Rectifier Corporation                                                  456,344          26
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    10,000    ITT Industries, Inc.                                                                $534,100         $30
    17,800    KeyCorp                                                                              401,568          23
    18,200    Legg Mason, Inc.                                                                     887,068          50
    25,600    Lockheed Martin Corporation                                                        1,217,280          68
    28,100    Marsh & McLennan Companies, Inc.                                                   1,197,903          67
    35,400    Masco Corporation                                                                    659,148          37
    49,700    McDonald's Corporation                                                               718,662          40
    45,200    Merrill Lynch & Company, Inc.                                                      1,600,080          90
   188,100    Microsoft Corporation                                                              4,553,901         255
     7,700    Newell Rubbermaid, Inc.                                                              218,295          12
    42,400  * Nextel Communications, Inc. - Class "A"                                              567,736          32
    17,100    Omnicom Group, Inc.                                                                  926,307          52
    39,700    PepsiCo, Inc.                                                                      1,588,000          89
   137,025    Pfizer, Inc.                                                                       4,269,699         239
    15,800    Procter & Gamble Company                                                           1,406,990          79
    14,500  * Quest Diagnostics, Inc.                                                              865,505          49
    58,700  * Safeway, Inc.                                                                      1,111,191          62
    82,200    SBC Communications, Inc.                                                           1,648,932          92
    79,400    Schering-Plough Corporation                                                        1,415,702          79
    40,600  * Smurfit-Stone Container Corporation                                                  542,375          30
    22,200    St. Paul Companies, Inc.                                                             705,960          40
    34,400  * SunGard Data Systems, Inc.                                                           732,720          41
    65,000    Travelers Property Casualty Corporation -
              Class "B"                                                                            917,150          51
    19,000    UnionBanCal Corporation                                                              748,980          42
    17,700  * Univision Communications, Inc. - Class "A"                                           433,827          24
    20,700  * VERITAS Software Corporation                                                         363,906          20
    40,900    Wachovia Corporation                                                               1,393,463          78
    38,300    Wal-Mart Stores, Inc.                                                              1,992,749         112
    39,000    Waste Management, Inc.                                                               826,020          46
    58,000    Wyeth                                                                              2,193,560         123
----------------------------------------------------------------------------------------------------------------------
                                                                                                88,750,754       4,977
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--10.9%
   148,200    Amersham PLC                                                                         962,777          54
    78,800    AstraZeneca PLC                                                                    2,686,656         151
   317,082    BP PLC                                                                             2,011,048         113
   464,300  * British Airways PLC                                                                  763,252          43
   156,900  * British Sky Broadcasting Group PLC                                                 1,553,745          87
   469,300    Compass Group PLC                                                                  2,004,712         112
   135,300    Diageo PLC                                                                         1,387,964          78
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
    98,400    HSBC Holdings PLC                                                                 $1,009,428         $57
   115,200    Imperial Tobacco Group PLC                                                         1,830,013         102
    98,728    Royal Bank of Scotland Group PLC                                                   2,223,775         125
 1,681,812    Vodafone Group PLC                                                                 3,003,942         168
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,437,312       1,090
----------------------------------------------------------------------------------------------------------------------
              Japan--6.7%
    16,000    Canon, Inc.                                                                          558,610          31
    51,000    Dai Nippon Printing Company, Ltd.                                                    487,721          28
    28,000    Fuji Photo Film Company, Ltd.                                                        859,504          48
    42,000    Fujisawa Pharmaceutical Company, Ltd.                                                844,746          47
    17,100    Honda Motor Company, Ltd.                                                            569,616          32
    14,800    Hoya Corporation                                                                     892,393          50
    45,000    Kao Corporation                                                                      908,880          51
    90,000    Mitsubishi Corporation                                                               555,574          31
   180,000    Nikko Cordial Corporation                                                            493,338          28
    12,400    Nintendo Company, Ltd.                                                             1,003,879          56
        89    Nippon Unipac Holding                                                                331,742          19
    31,000    Nomura Holdings, Inc.                                                                322,862          18
       717    NTT DoCoMo, Inc.                                                                   1,336,288          75
    27,100    Promise Company, Ltd.                                                                754,174          42
    91,000    Shionogi & Company, Ltd.                                                           1,232,468          69
     1,161  * SKY Perfect Communications, Inc.                                                     670,674          38
     5,700    Sony Corporation                                                                     201,889          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,024,358         674
----------------------------------------------------------------------------------------------------------------------
              France--5.2%
   113,142    Alcatel SA                                                                           774,098          43
    48,404    Aventis SA                                                                         2,124,886         119
    44,829    AXA                                                                                  529,286          30
    17,292    BNP Paribas SA                                                                       692,494          39
    17,984    Cap Gemini SA                                                                        476,670          27
    18,500    Carrefour SA                                                                         700,698          39
    16,700    Lafarge SA                                                                           934,842          53
    10,344    Total Fina Elf SA - Class "B"                                                      1,309,335          73
    41,800    Vivendi Environment                                                                  689,200          39
    69,000  * Vivendi Universal SA                                                                 917,066          51
    38,348  * Wanadoo                                                                              217,177          12
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,365,752         525
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Netherlands--4.3%
   131,600    Aegon NV                                                                            $987,981         $56
    83,405    ING Groep NV - CVA                                                                   963,812          54
   234,028  * Koninklijke (Royal) KPN NV                                                         1,501,584          84
    23,200    Koninklijke (Royal) Philips Electronics NV                                           364,295          20
    53,000    Royal Dutch Petroleum Company                                                      2,157,772         121
   106,500    TPG NV                                                                             1,622,331          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,597,775         426
----------------------------------------------------------------------------------------------------------------------
              Switzerland--2.4%
    17,970  * Ciba Specialty Chemicals AG                                                        1,176,105          66
    11,260    Nestle SA                                                                          2,228,754         125
    20,510    Syngenta AG                                                                          934,860          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,339,719         243
----------------------------------------------------------------------------------------------------------------------
              Germany--2.3%
     9,847    Adidas - Salomon AG                                                                  864,976          49
    16,600    BASF AG                                                                              619,496          35
    81,600    Deutsche Telekom AG                                                                  900,214          50
    20,200    E.ON AG                                                                              833,197          47
    42,400    Metro AG                                                                             897,577          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,115,460         231
----------------------------------------------------------------------------------------------------------------------
              Italy--2.1%
    69,300    ENI SpA                                                                              925,591          52
   244,000    Snam Rete Gas SpA                                                                    857,334          48
   212,700    Telecom Italia Mobile SpA                                                            868,048          49
   272,300    UniCredito Italiano SpA                                                            1,036,997          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,687,970         207
----------------------------------------------------------------------------------------------------------------------
              Finland--1.7%
   221,912    Nokia OYJ - Class "A"                                                              3,065,624         172
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.4%
   139,240    Gambro AB - Class "A"                                                                582,976          33
    38,900    Svenska Handelsbanken AB - Class "A"                                                 548,246          31
   171,829    Swedish Match AB                                                                   1,276,718          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,407,940         136
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Canada--1.0%
    27,300    Canadian National Railway Company                                                 $1,168,440         $66
    24,600    National Bank of Canada                                                              538,509          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,706,949          96
----------------------------------------------------------------------------------------------------------------------
              South Korea--.9%
     3,560    Samsung Electronics Company, Ltd.                                                    805,963          45
     6,130    SK Telecom Company, Ltd.                                                             747,650          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,553,613          87
----------------------------------------------------------------------------------------------------------------------
              Taiwan--.8%
   143,200  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   979,488          55
   154,305  * United Microelectronics Corporation (ADR)                                            464,458          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,443,946          81
----------------------------------------------------------------------------------------------------------------------
              Belgium--.8%
    44,175    Fortis                                                                               570,251          32
    43,100    Interbrew                                                                            872,890          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,443,141          81
----------------------------------------------------------------------------------------------------------------------
              Australia--.8%
    99,770    News Corporation, Ltd.                                                               649,334          36
    82,211    Westpac Banking Corporation                                                          749,176          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,398,510          78
----------------------------------------------------------------------------------------------------------------------
              Netherlands Antilles--.7%
    34,800    Schlumberger, Ltd.                                                                 1,322,748          74
----------------------------------------------------------------------------------------------------------------------
              Brazil--.7%
    25,878    Companhia Vale do Rio Doce (ADR)                                                     697,412          39
    40,800    Petroleo Brasileiro SA - Petrobras (ADR)                                             618,120          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,315,532          74
----------------------------------------------------------------------------------------------------------------------
              New Zealand--.7%
    75,000    Telecom Corporation of New Zealand, Ltd.                                             187,857          11
   442,997    Telecom Corporation of New Zealand, Ltd. +                                         1,109,600          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,297,457          73
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.7%
    79,100  * Accenture, Ltd. - Class "A"                                                       $1,226,050         $69
----------------------------------------------------------------------------------------------------------------------
              Ireland--.6%
   146,526  * Ryanair Holdings PLC                                                               1,003,160          56
----------------------------------------------------------------------------------------------------------------------
              South Africa--.4%
    26,400    AngloGold, Ltd. (ADR)                                                                796,752          45
----------------------------------------------------------------------------------------------------------------------
              Spain--.4%
    39,900    Industria de Diseno Textil SA                                                        774,557          43
----------------------------------------------------------------------------------------------------------------------
              Singapore--.4%
    63,000    Singapore Press Holdings, Ltd.                                                       635,300          36
----------------------------------------------------------------------------------------------------------------------
              Austria--.4%
    61,700  * Telekom Austria AG                                                                   632,874          35
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $174,222,906)                                               171,343,253       9,609
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Germany--.5%
    12,514    Wella AG                                                                             880,765          50
----------------------------------------------------------------------------------------------------------------------
              Brazil--.0%
    23,000  * Vale Do Rio Doce - Class "B"                                                              --          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $523,635)                                                    880,765          50
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.4%
    $4,246M   BNP Paribas, 1.31%, 4/1/03 (collateralized by
              U.S. Treasury Bonds, 3%, due 11/30/03,
              valued at $4,331,670) (cost $4,246,000)                                            4,246,000         238
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $178,992,541)                                        99.0%    176,470,018       9,897
Other Assets, Less Liabilities                                                         1.0       1,838,927         103
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $178,308,945     $10,000
======================================================================================================================

* Non-income producing
+ See note 6

See notes to financial statements


Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                               Percentage
Sector                                                                                       of Net Assets       Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                                    11.1%   $19,774,697
Technology Hardware & Equipment                                                                     8.1     14,479,860
Energy                                                                                              7.9     14,151,598
Banks                                                                                               7.1     12,682,902
Telecommunication Services                                                                          7.0     12,504,725
Food/Beverage/Tobacco                                                                               6.5     11,617,396
Media                                                                                               5.9     10,567,733
Materials                                                                                           5.1      9,058,530
Diversified Financials                                                                              4.9      8,745,448
Software & Services                                                                                 4.5      8,025,425
Capital Goods                                                                                       4.4      7,924,065
Insurance                                                                                           4.0      7,075,486
Transportation                                                                                      3.2      5,620,034
Retailing                                                                                           2.8      5,036,351
Household & Personal Products                                                                       2.6      4,622,969
Health Care Equipment & Services                                                                    2.5      4,396,810
Utilities                                                                                           2.5      4,385,125
Consumer Durables & Apparel                                                                         2.0      3,512,839
Hotels/Restaurants/Leisure                                                                          1.9      3,290,674
Food & Drug Retailing                                                                               1.3      2,393,829
Commercial Services & Supplies                                                                      1.0      1,787,907
Automobiles & Components                                                                            0.3        569,615
Repurchase Agreement                                                                                2.4      4,246,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                         99.0    176,470,018
Other Assets, Less Liabilities                                                                      1.0      1,838,927
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                        100.0%  $178,308,945
======================================================================================================================

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2003
-----------------------------------------------------------------------------------------------
                                          TOTAL                                        GROWTH &
                                         RETURN           VALUE       BLUE CHIP          INCOME
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $160,902,467    $118,640,670    $359,036,385    $381,157,133
                                   ============    ============    ============    ============
At value (Note 1A)                 $161,351,707    $113,173,747    $373,148,435    $380,421,347
Cash                                    329,412         249,312         536,426         848,440
Receivables:
Dividends and interest                  837,164         360,669         446,458         514,711
Shares sold                             630,697         421,673         813,911         939,561
Investment securities sold            2,403,037         229,239      10,031,950       2,115,618
Forward currency contracts
(Note 4)                                     --              --              --              --
Other assets                                 --              --              --              --
                                   ------------    ------------    ------------    ------------
Total Assets                        165,552,017     114,434,640     384,977,180     384,839,677
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                             4,635,748         610,619       5,363,564       1,829,686
Dividends payable                        10,251          14,243              --           3,507
Shares redeemed                         258,542         271,768         723,986         765,868
Accrued advisory fees                   101,784          71,953         242,168         241,241
Accrued expenses                         59,922          45,598         141,200         146,788
                                   ------------    ------------    ------------    ------------
Total Liabilities                     5,066,247       1,014,181       6,470,918       2,987,090
                                   ------------    ------------    ------------    ------------
Net Assets                         $160,485,770    $113,420,459    $378,506,262    $381,852,587
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $194,366,133    $182,733,422    $535,021,149    $508,725,092
Undistributed net investment
income (deficit)                       (270,003)         56,634        (194,626)        145,130
Accumulated net realized loss
on investments
and foreign currency
transactions                        (34,059,600)    (63,902,674)  (170,432,311)    (126,281,849)
Net unrealized appreciation
(depreciation) in
value of investments and foreign
currency transactions                   449,240      (5,466,923)     14,112,050        (735,786)
                                   ------------    ------------    ------------    ------------
Total                              $160,485,770    $113,420,459    $378,506,262    $381,852,587
                                   ============    ============    ============    ============
Net Assets:
Class A                            $137,915,491     $97,803,035    $323,780,308    $318,298,391
Class B                            $ 22,570,279     $15,617,424    $ 54,725,954    $ 63,554,196
Shares outstanding (Note 5):
Class A                              12,990,417      22,756,095      22,109,196      35,812,020
Class B                               2,153,068       3,683,134       3,925,449       7,424,224
Net asset value and redemption
price per share - Class A                $10.62           $4.30          $14.64           $8.89
                                         ======          ======          ======          ======
Maximum offering price per
share - Class A
(Net asset value/.9425) *                $11.27           $4.56          $15.53           $9.43
                                         ======          ======          ======          ======
Net asset value and offering
price per share -
Class B (Note 5)                         $10.48           $4.24          $13.94           $8.56
                                         ======          ======          ======          ======

Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2003
------------------------------------------------------------------------------------------------------------------
                                          ALL-CAP          MID-CAP         SPECIAL         FOCUSED
                                           GROWTH      OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                     $61,564,703    $177,331,770    $139,786,498     $59,876,996    $178,992,541
                                      ============    ============    ============    ============    ============
At value (Note 1A)                     $60,932,964    $165,976,343    $141,808,044     $48,331,000    $176,470,018
Cash                                           138         186,574         504,094             507          58,826
Receivables:
Dividends and interest                      36,611         109,103          54,435          48,836         528,741
Shares sold                                247,925         489,241         273,454          74,832         154,833
Investment securities sold                  31,832         267,081       1,476,160              --       3,138,251
Forward currency contracts
(Note 4)                                        --              --              --              --           1,839
Other assets                                    --              --              --              --          20,335
                                      ------------    ------------    ------------    ------------    ------------
Total Assets                            61,249,470     167,028,342     144,116,187      48,455,175     180,372,843
                                      ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                                  695,139         476,047         248,166              --       1,490,364
Dividends payable                               --              --              --              --              --
Shares redeemed                            167,731         227,136         262,503          93,094         320,865
Accrued advisory fees                       37,509         104,180          90,641          30,974         152,892
Accrued expenses                            48,931          86,944         102,627          38,584          99,777
                                      ------------    ------------    ------------    ------------    ------------
Total Liabilities                          949,310         894,307         703,937         162,652       2,063,898
                                      ------------    ------------    ------------    ------------    ------------
Net Assets                             $60,300,160    $166,134,035    $143,412,250     $48,292,523    $178,308,945
                                      ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                        $85,552,825    $212,106,590    $233,278,769     $87,102,436    $250,570,574
Undistributed net investment
income (deficit)                          (335,279)       (771,148)     (1,111,489)       (118,474)       (462,867)
Accumulated net realized loss
on investments
and foreign currency
transactions                           (24,285,647)    (33,845,980)    (90,776,576)    (27,145,443)    (69,276,867)
Net unrealized appreciation
(depreciation) in
value of investments and foreign
currency transactions                     (631,739)    (11,355,427)      2,021,546     (11,545,996)     (2,521,895)
                                      ------------    ------------    ------------    ------------    ------------
Total                                  $60,300,160    $166,134,035    $143,412,250     $48,292,523    $178,308,945
                                      ============    ============    ============    ============    ============
Net Assets:
Class A                                $50,519,868    $140,125,311    $127,622,730     $39,339,510    $165,202,819
Class B                                $ 9,780,292    $ 26,008,724    $ 15,789,520     $ 8,953,013    $ 13,106,126
Shares outstanding (Note 5):
Class A                                  9,090,626       9,002,042      10,696,383       6,494,242      38,749,577
Class B                                  1,789,568       1,779,226       1,419,853       1,520,422       3,268,594
Net asset value and redemption pric
per share - Class A                          $5.56          $15.57          $11.93           $6.06           $4.26
                                            ======          ======          ======          ======          ======
Maximum offering price per
share - Class A
(Net asset value/.9425) *                    $5.90          $16.52          $12.66           $6.43           $4.52
                                            ======          ======          ======          ======          ======
Net asset value and offering
price per share -
Class B (Note 5)                             $5.47          $14.62          $11.12           $5.89           $4.01
                                            ======          ======          ======          ======          ======

* On purchases of $100,000 or more, the sales charge is reduced

See notes to financial statements


Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2003
-----------------------------------------------------------------------------------------------
                                          TOTAL                                        GROWTH &
                                         RETURN           VALUE       BLUE CHIP          INCOME
-----------------------------------------------------------------------------------------------
Investment Income
Dividends                           $ 1,020,882     $ 2,018,300     $ 3,083,723     $ 4,043,585
Interest                              1,718,565         178,592         133,750         136,330
                                   ------------    ------------    ------------    ------------
Total income                          2,739,447       2,196,892       3,217,473       4,179,915
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           792,770         435,008       1,746,985       1,471,858
Distribution plan expenses -
Class A                                 203,881         149,198         511,591         494,223
Distribution plan expenses -
Class B                                 113,167          82,683         291,591         334,509
Shareholder servicing costs             293,375         259,723         898,131         838,431
Professional fees                        34,649          51,618          76,168          63,000
Custodian fees and expenses              23,031          15,097          28,444          25,677
Reports and notices to
shareholders                             18,301          49,098          53,545          48,324
Other expenses                           37,370          33,472          58,587          49,797
                                   ------------    ------------    ------------    ------------
Total expenses                        1,516,544       1,075,897       3,665,042       3,325,819
Less: Expenses waived or
assumed                                (198,193)             --        (249,315)             --
Custodian fees paid
indirectly                               (2,074)         (2,720)         (3,628)         (3,169)
                                   ------------    ------------    ------------    ------------
Net expenses                          1,316,277       1,073,177       3,412,099       3,322,650
                                   ------------    ------------    ------------    ------------
Net investment income (loss)          1,423,170       1,123,715        (194,626)        857,265
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency
Transactions (Note 2):
Net realized loss on
investments
and foreign currency
transactions                         (6,570,959)     (7,835,873)    (31,950,861)    (23,827,964)
Net unrealized appreciation
of investments and foreign
currency transactions                 6,820,937       8,795,620      34,506,254      26,158,782
                                   ------------    ------------    ------------    ------------
Net gain (loss) on investments
and foreign currency
transactions                            249,978         959,747       2,555,393       2,330,818
                                   ------------    ------------    ------------    ------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations                          $ 1,673,148     $ 2,083,462     $ 2,360,767     $ 3,188,083
                                   ============    ============    ============    ============

Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2003
---------------------------------------------------------------------------------------------------------------
                                        ALL-CAP         MID-CAP         SPECIAL         FOCUSED
                                         GROWTH     OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
---------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                             $ 263,989       $ 779,930       $ 325,493       $ 424,829     $ 1,459,519 +
Interest                                 22,320          37,467          43,384           4,541          61,358
                                   ------------    ------------    ------------    ------------    ------------
Total income                            286,309         817,397         368,877         429,370       1,520,877
                                   ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           220,889         833,545         763,016         190,766         962,840
Distribution plan expenses -
Class A                                  73,770         210,229         203,210          61,888         267,428
Distribution plan expenses -
Class B                                  48,621         132,782          85,650          48,063          71,413
Shareholder servicing costs             236,380         521,973         511,881         198,539         459,907
Professional fees                        14,816          23,430          28,664          16,835          52,136
Custodian fees and expenses               2,750          10,735          17,953           3,152         112,080
Reports and notices to
shareholders                             15,784          34,597          32,274          12,093          29,799
Other expenses                           19,397          31,947          32,460          16,826          28,141
                                   ------------    ------------    ------------    ------------    ------------
Total expenses                          632,407       1,799,238       1,675,108         548,162       1,983,744
Less: Expenses waived or
assumed                                 (10,687)       (208,386)       (190,754)             --              --
Custodian fees paid
indirectly                                 (132)         (2,307)         (3,988)           (318)             --
                                   ------------    ------------    ------------    ------------    ------------
Net expenses                            621,588       1,588,545       1,480,366         547,844       1,983,744
                                   ------------    ------------    ------------    ------------    ------------
Net investment income (loss)           (335,279)       (771,148)     (1,111,489)       (118,474)       (462,867)
                                   ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency
Transactions (Note 2):
Net realized loss on
investments
and foreign currency
transactions                         (4,483,756)    (10,277,891)    (11,655,706)     (2,072,831)    (11,624,917)
Net unrealized appreciation
of investments and foreign
currency transactions                 6,837,459       8,224,436       3,711,137       4,875,358      13,408,881
                                   ------------    ------------    ------------    ------------    ------------
Net gain (loss) on investments
and foreign currency
transactions                          2,353,703      (2,053,455)     (7,944,569)      2,802,527       1,783,964
                                   ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations                          $ 2,018,424    $ (2,824,603)   $ (9,056,058)    $ 2,684,053     $ 1,321,097
                                   ============    ============    ============    ============    ============

+ Net of $74,111 foreign taxes withheld

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------
                                                   TOTAL RETURN                           VALUE
                                   ----------------------------    ----------------------------
                                   10/1/2002 to    10/1/2001 to    10/1/2002 to    10/1/2001 to
                                      3/31/2003       9/30/2002       3/31/2003       9/30/2002
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)        $ 1,423,170     $ 2,851,444     $ 1,123,715     $ 2,945,043
Net realized loss on
investments                          (6,570,959)    (20,243,131)     (7,835,873)    (32,034,106)
Net unrealized appreciation
(depreciation) of
investments                           6,820,937      (2,770,088)      8,795,620     (16,263,927)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations      1,673,148     (20,161,775)      2,083,462     (45,352,990)
                                   ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income -
Class A                              (1,403,512)     (3,524,751)       (966,184)     (3,306,501)
Net investment income -
Class B                                (156,233)       (384,662)       (100,897)       (358,798)
                                   ------------    ------------    ------------    ------------
Total dividends                      (1,559,745)     (3,909,413)     (1,067,081)     (3,665,299)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            20,042,820      47,109,096       7,576,138      19,351,842
Reinvestment of dividends             1,386,545       3,479,555         937,195       3,201,638
Cost of shares redeemed             (13,107,310)    (21,600,042)    (10,763,283)    (30,143,386)
                                   ------------    ------------    ------------    ------------
                                      8,322,055      28,988,609      (2,249,950)     (7,589,906)
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             3,280,957       9,055,492         973,305       3,119,066
Reinvestment of dividends               155,107         381,823         100,045         355,692
Cost of shares redeemed              (2,625,051)     (3,453,983)     (2,307,333)     (5,642,600)
                                   ------------    ------------    ------------    ------------
                                        811,013       5,983,332      (1,233,983)     (2,167,842)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                    9,133,068      34,971,941      (3,483,933)     (9,757,748)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                            9,246,471      10,900,753      (2,467,552)    (58,776,037)

Net Assets
Beginning of period                 151,239,299     140,338,546     115,888,011     174,664,048
                                   ------------    ------------    ------------    ------------
End of period+                     $160,485,770    $151,239,299    $113,420,459    $115,888,011
                                   ============    ============    ============    ============
+Includes undistributed net
investment income (deficit) of     $   (270,003)   $   (133,428)   $     56,634    $         --
                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                  1,850,037       3,874,583       1,725,218       3,486,645
Issued for dividends
reinvested                              129,056         292,226         211,586         601,857
Redeemed                             (1,213,350)     (1,802,398)     (2,458,081)     (5,859,107)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding              765,743       2,364,411        (521,277)     (1,770,605)
                                   ============    ============    ============    ============
Class B:
Sold                                    306,723         752,499         224,101         568,875
Issued for dividends
reinvested                               14,637          32,487          22,855          68,207
Redeemed                               (247,506)       (294,160)       (534,660)     (1,128,854)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding               73,854         490,826        (287,704)       (491,772)
                                   ============    ============    ============    ============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------------------------------------------------------
                                                       BLUE CHIP                 GROWTH & INCOME
                                    ----------------------------    ----------------------------
                                    10/1/2002 to    10/1/2001 to    10/1/2002 to    10/1/2001 to
                                       3/31/2003       9/30/2002       3/31/2003       9/30/2002
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)        $   (194,626)   $ (1,405,872)   $    857,265    $    992,282
Net realized loss on
investments                          (31,950,861)    (81,240,970)    (23,827,964)    (56,611,011)
Net unrealized appreciation
(depreciation) of
investments                           34,506,254     (45,093,716)     26,158,782     (46,180,827)
                                   -------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations       2,360,767    (127,740,558)      3,188,083    (101,799,556)
                                   -------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income -
Class A                                       --              --        (897,964)     (1,687,661)
Net investment income -
Class B                                       --              --              --              --
                                   -------------    ------------    ------------    ------------
Total dividends                               --              --        (897,964)     (1,687,661)
                                   -------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             23,759,724      73,492,383      29,020,103      79,715,266
Reinvestment of dividends                     --              --         888,683       1,664,228
Cost of shares redeemed              (34,848,203)    (77,168,241)    (31,786,603)    (61,106,341)
                                   -------------    ------------    ------------    ------------
                                     (11,088,479)     (3,675,858)     (1,877,817)     20,273,153
                                   -------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold              4,117,130      13,297,345       5,136,717      14,340,579
Reinvestment of dividends                     --              --              --              --
Cost of shares redeemed               (6,750,887)    (14,136,139)     (7,420,111)    (13,128,084)
                                   -------------    ------------    ------------    ------------
                                      (2,633,757)       (838,794)     (2,283,394)      1,212,495
                                   -------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                   (13,722,236)     (4,514,652)     (4,161,211)     21,485,648
                                   -------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           (11,361,469)   (132,255,210)     (1,871,092)    (82,001,569)

Net Assets
Beginning of period                  389,867,731     522,122,941     383,723,679     465,725,248
                                   -------------    ------------    ------------    ------------
End of period+                      $378,506,262    $389,867,731    $381,852,587    $383,723,679
                                   =============    ============    ============    ============
+Includes undistributed net
investment income (deficit) of      $   (194,626)   $         --    $    145,130    $    185,829
                                   =============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                   1,561,597       3,868,107       3,165,520       7,143,441
Issued for dividends
reinvested                                    --              --          97,561         151,337
Redeemed                              (2,306,339)     (4,236,481)     (3,480,381)     (5,614,209)
                                   -------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding              (744,742)       (368,374)       (217,300)      1,680,569
                                   =============    ============    ============    ============
Class B:
Sold                                     283,111         726,898         579,668       1,326,517
Issued for dividends
reinvested                                    --              --              --              --
Redeemed                                (472,079)       (825,805)       (849,260)     (1,273,522)
                                   -------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding              (188,968)        (98,907)       (269,592)         52,995
                                   =============    ============    ============    ============

Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------------------------------------------------------
                                                  ALL-CAP GROWTH             MID-CAP OPPORTUNITY
                                    ----------------------------    ----------------------------
                                    10/1/2002 to    10/1/2001 to    10/1/2002 to    10/1/2001 to
                                       3/31/2003       9/30/2002       3/31/2003       9/30/2002
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
Assets From Operations
Net investment loss                 $  (335,279)    $  (639,761)    $  (771,148)   $ (1,519,592)
Net realized loss on
investments                          (4,483,756)    (11,337,921)    (10,277,891)     (9,885,390)
Net unrealized appreciation
(depreciation) of
investments                           6,837,459      (1,137,275)      8,224,436     (10,921,849)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting
from operations                       2,018,424     (13,114,957)     (2,824,603)    (22,326,831)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             9,543,049      25,004,666      22,906,870      59,312,255
Cost of shares redeemed              (4,364,222)     (5,728,146)    (11,520,679)    (18,410,031)
                                   ------------    ------------    ------------    ------------
                                      5,178,827      19,276,520      11,386,191      40,902,224
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             1,655,451       4,295,754       3,491,959      10,541,423
Cost of shares redeemed                (813,662)       (964,150)     (2,253,954)     (3,671,709)
                                   ------------    ------------    ------------    ------------
                                        841,789       3,331,604       1,238,005       6,869,714
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                    6,020,616      22,608,124      12,624,196      47,771,938
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                            8,039,040       9,493,167       9,799,593      25,445,107

Net Assets
Beginning of period                  52,261,120      42,767,953     156,334,442     130,889,335
                                   ------------    ------------    ------------    ------------
End of period+                      $60,300,160     $52,261,120    $166,134,035    $156,334,442
                                   ============    ============    ============    ============
+Includes net investment
deficit of                          $  (335,279)    $        --    $   (771,148)   $         --
                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                  1,675,879       3,669,658       1,418,147       3,121,193
Redeemed                               (771,494)       (878,543)       (721,188)       (977,470)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding              904,385       2,791,115         696,959       2,143,723
                                   ============    ============    ============    ============
Class B:
Sold                                    291,914         634,111         229,031         582,542
Redeemed                               (147,453)       (150,181)       (150,779)       (209,176)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding              144,461         483,930          78,252         373,366
                                   ============    ============    ============    ============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------------------------------------------------------
                                              SPECIAL SITUATIONS                  FOCUSED EQUITY
                                    ----------------------------    ----------------------------
                                    10/1/2002 to    10/1/2001 to    10/1/2002 to    10/1/2001 to
                                       3/31/2003       9/30/2002       3/31/2003       9/30/2002
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
Assets From Operations
Net investment loss                 $ (1,111,489)   $ (2,545,535)   $   (118,474)   $   (680,473)
Net realized loss on
investments                          (11,655,706)    (34,159,441)     (2,072,831)    (10,627,918)
Net unrealized appreciation
(depreciation) of
investments                            3,711,137       5,148,967       4,875,358      (5,692,491)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting
from operations                       (9,056,058)    (31,556,009)      2,684,053     (17,000,882)
                                    ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             10,186,427      25,895,900       3,002,743       9,353,360
Cost of shares redeemed              (12,289,357)    (24,129,486)     (3,767,656)     (8,989,170)
                                    ------------    ------------    ------------    ------------
                                      (2,102,930)      1,766,414        (764,913)        364,190
                                    ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold              1,113,185       3,385,218         461,877       1,561,549
Cost of shares redeemed               (1,801,124)     (3,101,745)     (1,076,590)     (1,981,263)
                                    ------------    ------------    ------------    ------------
                                        (687,939)        283,473        (614,713)       (419,714)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                    (2,790,869)      2,049,887      (1,379,626)        (55,524)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           (11,846,927)    (29,506,122)      1,304,427     (17,056,406)

Net Assets
Beginning of period                  155,259,177     184,765,299      46,988,096      64,044,502
                                    ------------    ------------    ------------    ------------
End of period+                      $143,412,250    $155,259,177    $ 48,292,523    $ 46,988,096
                                    ============    ============    ============    ============
+Includes net investment
deficit of                          $ (1,111,489)   $         --    $   (118,474)   $         --
                                    ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                     811,146       1,642,904         477,476       1,179,890
Redeemed                                (988,848)     (1,565,088)       (603,257)     (1,190,449)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding              (177,702)         77,816        (125,781)        (10,559)
                                    ============    ============    ============    ============
Class B:
Sold                                      95,449         227,334          75,498         200,283
Redeemed                                (157,513)       (218,797)       (179,411)       (275,666)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding               (62,064)          8,537        (103,913)        (75,383)
                                    ============    ============    ============    ============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------
                                                          GLOBAL
                                    ----------------------------
                                    10/1/2002 to    10/1/2001 to
                                       3/31/2003       9/30/2002
----------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment loss                $   (462,867)   $ (1,004,862)
Net realized loss on investments
and foreign currency transactions   (11,624,917)    (35,674,655)
Net unrealized appreciation
(depreciation) of
investments and foreign
currency transactions                13,408,881      (5,935,660)
                                   ------------    ------------
Net increase (decrease) in net
assets resulting from operations      1,321,097     (42,615,177)
                                   ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             6,707,194      18,958,509
Cost of shares redeemed             (16,166,965)    (40,395,353)
                                   ------------    ------------
                                     (9,459,771)    (21,436,844)
                                   ------------    ------------
Class B:
Proceeds from shares sold               700,243       2,070,558
Cost of shares redeemed              (1,568,973)     (3,187,216)
                                   ------------    ------------
                                       (868,730)     (1,116,658)
                                   ------------    ------------
Net decrease from share
transactions                        (10,328,501)    (22,553,502)
                                   ------------    ------------
Net decrease in net assets           (9,007,404)    (65,168,679)

Net Assets
Beginning of period                 187,316,349     252,485,028
                                   ------------    ------------
End of period +                    $178,308,945    $187,316,349
                                   ============    ============
+Includes net investment
deficit of                         $   (462,867)   $         --
                                   ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                  1,502,771       3,496,720
Redeemed                             (3,636,154)     (7,558,621)
                                   ------------    ------------
Net decrease in Class A
shares outstanding                   (2,133,383)     (4,061,901)
                                   ============    ============
Class B:
Sold                                    165,404         404,854
Redeemed                               (376,849)       (639,081)
                                   ------------    ------------
Net decrease in Class B
shares outstanding                     (211,445)       (234,227)
                                   ============    ============

See notes to financial statements


This page intentionally left blank.

Notes to Financial Statements
March 31, 2003

1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Growth & Income Fund, First Investors Value Fund (formerly Utilities Income), First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc. ("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of the investment company. Each Fund accounts separately for the assets, liabilities, and operations of the Fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the particular Fund's officers in a manner specifically authorized by the Boards of Directors/Trustees. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2002, capital loss carryovers were as follows:

                                                Year Capital Loss Carryovers Expire
                            ------------------------------------------------------------------
Fund                               Total            2008               2009               2010
------                      ------------    ------------       ------------       ------------
Total Return                 $ 9,922,967        $     --        $ 1,458,508        $ 8,464,459
Value                         23,453,912              --          5,196,775         18,257,137
Blue Chip                     70,648,779              --          9,527,196         61,121,583
Growth & Income               46,019,324              --          5,645,569         40,373,755
All-Cap Growth                 8,825,943              --                 --          8,825,943
Mid-Cap Opportunity           17,758,467              --          1,528,251         16,230,216
Special Situations            55,898,293              --          1,713,617         54,184,676
Focused Equity                15,410,456         553,800         12,951,888          1,904,768
Global                        26,516,468              --          2,315,761         24,200,707

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards,

March 31, 2003

deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2003, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $18,336 against custodian charges based on the uninvested cash balances of these Funds.

2. Security Transactions--For the six months ended March 31, 2003, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                                    Long-Term U.S.
                                Securities                     Government Obligations
                    ---------------------------------      ------------------------------
                         Cost of             Proceeds           Cost of          Proceeds
Fund                   Purchases             of Sales         Purchases          of Sales
----                ------------         ------------      ------------      ------------
Total Return        $ 99,838,025         $ 77,631,781        $2,595,742       $10,449,688
Value                 94,705,338           96,002,654                --                --
Blue Chip            266,270,300          267,402,428                --                --
Growth & Income      220,018,111          202,480,496                --                --
All-Cap Growth        43,060,630           36,766,403                --                --
Mid-Cap Opportunity   48,965,127           41,614,346                --                --
Special Situations    82,100,693           83,258,078                --                --
Focused Equity        10,096,658           11,899,501                --                --
Global                76,390,677           79,712,496                --                --

At March 31, 2003, aggregate cost and net unrealized depreciation of securities for federal income tax purposes were as follows:

                                                                                      Net
                                                Gross             Gross        Unrealized
                        Aggregate          Unrealized        Unrealized      Appreciation
Fund                         Cost        Appreciation      Depreciation     (Depreciation)
------               ------------        ------------      ------------      ------------
Total Return         $163,314,679         $ 7,778,984       $ 9,741,956      $ (1,962,972)
Value                 118,836,408           2,985,915         8,648,576        (5,662,661)
Blue Chip             368,594,206          30,410,643        25,856,414         4,554,229
Growth & Income       387,225,718          27,978,458        34,782,829        (6,804,371)
All-Cap Growth         63,210,637           3,545,607         5,823,280        (2,277,673)
Mid-Cap Opportunity   177,459,200          13,026,426        24,509,283       (11,482,857)
Special Situations    139,786,498          17,061,065        15,039,519         2,021,546
Focused Equity         60,454,228             697,890        12,821,118       (12,123,228)
Global                179,751,137          18,217,003        21,498,122        (3,281,119)

March 31, 2003

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2003, total directors/trustees fees accrued by the Funds amounted to $47,500.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds--1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the six months ended March 31, 2003.

Value, Growth & Income, All-Cap Growth and Focused Equity Funds--.75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.

Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to ..91% on average daily net assets over $750 million.

For the six months ended March 31, 2003, total advisory fees accrued to FIMCO by the Funds were $7,417,677 of which $846,648 was waived. In addition, FIMCO assumed $10,687 of the All-Cap Growth Fund's expenses.

FIMCO, pursuant to an expense limitation agreement, has agreed to reimburse the All-Cap Growth Fund for organizational expenses and other expenses incurred during the period ended September 30, 2001, to the extent necessary to limit the All-Cap Growth Fund's total expenses to 1.75% of the average daily net assets on the Class A shares and 2.45% of the average daily net assets on the Class B shares. FIMCO and the All-Cap Growth Fund have agreed that any expenses of the All-Cap Growth Fund reimbursed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the All-Cap Growth Fund in the first, second, or third (or all) fiscal years following the period ended September 30, 2001, if the total expenses of the All-Cap Growth Fund for such year or years do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% on the average daily net assets of Class B shares or any lower expense limitations to which FIMCO may otherwise agree. At September 30, 2001, the total organizational expenses and other expenses incurred in excess of the above stated limitations was $163,722. This amount is subject to recapture by FIMCO from the All-Cap Growth Fund based on the parameters discussed above.

For the six months ended March 31, 2003, FIC, as underwriter, received $5,581,687 in commissions from the sale of shares of the Funds, after allowing $22,255 to other dealers. Shareholder servicing costs included $2,936,231 in transfer agent fees accrued to ADM and $895,397 in IRA custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2003, total distribution plan fees accrued to FIC by the Funds amounted to $3,383,897.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. The subadviser is paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Global Fund had the following forward currency contracts outstanding at March 31, 2003:

Contracts to Buy                                                     Unrealized
Foreign Currency                 In Exchange for   Settlement Date   Gain (Loss)
------------------------------   ---------------   ---------------   -----------
297,725  Euro                       US$  318,178        4/1/03       US  $ 6,697
329,877  Euro                            356,152        4/2/03             3,808
153,707  British Pound                   243,026        4/3/03               (69)
 79,370  Euro                             86,551        4/3/03                58
                                 ---------------                     -----------
                                      $1,003,907                          10,494
                                 ===============                     -----------

March 31, 2003

Contracts to Sell                                                    Unrealized
Foreign Currency                 In Exchange for   Settlement Date   Gain (Loss)
------------------------------   ---------------   ---------------   -----------
 72,470,552  Japanese Yen          US$   604,153        4/1/03       US  $(7,001)
 15,018,914  Japanese Yen                125,059        4/2/03            (1,598)
  1,469,229  Malaysian Ringgit           386,639        4/2/03                 2
552,132,214  South Korean Won            440,139        4/2/03                --
    291,743  Japanese Yen                  2,461        4/3/03                 1
  1,473,208  Malaysian Ringgit           387,686        4/3/03                 2
  1,358,087  Singapore Dollar            769,323        4/3/03               (61)
                                 ---------------                     -----------
                                      $2,715,460                          (8,655)
                                 ===============                     -----------
Net Unrealized Gain on Forward Currency Contracts                        $ 1,839
                                                                     ===========

5. Capital--Each Fund sells two classes of shares, Class A and B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2003, Total Return Fund held one 144A security with a value of $562,493 representing .4% of the Fund's net assets and the Global Fund held one 144A security with a value of $1,109,600 representing .6% of the Fund's net assets. These securities are valued as set forth in Note 1A.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1998(a)          $13.74       $ .23          $ .43       $ .66       $ .13        $ --          $ .13
1999(c)           14.27         .29           1.26        1.55         .30        1.18           1.48
2000(c)           14.34         .31           2.29        2.60         .27         .40            .67
2001(c)           16.27         .26          (2.86)      (2.60)        .32        1.07           1.39
2002(c)**         12.28         .22          (1.59)      (1.37)        .32          --            .32
2003(e)           10.59         .11            .03         .14         .11          --            .11

Class B
-------
1998(a)           13.63         .17            .41         .58         .08          --            .08
1999(c)           14.13         .21           1.22        1.43         .21        1.18           1.39
2000(c)           14.17         .21           2.24        2.45         .17         .40            .57
2001(c)           16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002(c)**         12.11         .15          (1.59)      (1.44)        .21          --            .21
2003(e)           10.46         .03            .06         .09         .07          --            .07
-----------------------------------------------------------------------------------------------------
VALUE FUND***
-----------------
Class A
-------
1998(b)          $ 7.03       $ .14          $ .96      $ 1.10       $ .14       $ .37          $ .51
1999(c)            7.62         .13            .74         .87         .13         .37            .50
2000(c)            7.99         .13           1.21        1.34         .13         .60            .73
2001(c)            8.60         .10          (2.10)      (2.00)        .11         .56            .67
2002(c)**          5.93         .11          (1.65)      (1.54)        .13          --            .13
2003(e)            4.26         .05            .03         .08         .04          --            .04

Class B
-------
1998(b)            6.96         .10            .94        1.04         .10         .37            .47
1999(c)            7.53         .08            .72         .80         .08         .37            .45
2000(c)            7.88         .08           1.18        1.26         .07         .60            .67
2001(c)            8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002(c)**          5.84         .07          (1.63)      (1.56)        .08          --            .08
2003(e)            4.20         .03            .04         .07         .03          --            .03
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1998(a)           $14.27      4.76         $ 73        1.42+       2.15+       1.65+       1.92+        111
1999(c)            14.34     11.50           92        1.40        2.08        1.63        1.85         127
2000(c)            16.27     18.67          120        1.33        2.00        1.58        1.75         118
2001(c)            12.28    (17.31)         121        1.37        2.02        1.62        1.77         130
2002(c)**          10.59    (11.44)         129        1.47        1.91        1.72        1.66         185
2003(e)            10.62      1.31          138        1.56+       1.88+       1.80+       1.64+         58

Class B
-------
1998(a)            14.13      4.25            4        2.12+       1.45+       2.35+       1.22+        111
1999(c)            14.17     10.72            9        2.10        1.38        2.33        1.15         127
2000(c)            16.05     17.79           16        2.03        1.30        2.28        1.05         118
2001(c)            12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002(c)**          10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003(e)            10.48       .88           23        2.26+       1.18+       2.50+        .94+         58

-----------------------------------------------------------------------------------------------------------
VALUE FUND***
-----------------
Class A
-------
1998(b)           $ 7.62     16.05         $123        1.43+       2.10+        N/A         N/A          83
1999(c)             7.99     11.99          145        1.37        1.69         N/A         N/A          65
2000(c)             8.60     17.58          187        1.31        1.57         N/A         N/A          46
2001(c)             5.93    (24.98)         149        1.37        1.47         N/A         N/A          51
2002(c)**           4.26    (26.34)          99        1.51        1.93         N/A         N/A          40
2003(e)             4.30      1.92           98        1.76+       2.02+        N/A         N/A          91

Class B
-------
1998(b)             7.53     15.38           14        2.13+       1.40+        N/A         N/A          83
1999(c)             7.88     11.13           21        2.07         .99         N/A         N/A          65
2000(c)             8.47     16.77           32        2.01         .87         N/A         N/A          46
2001(c)             5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002(c)**           4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003(e)             4.24      1.58           16        2.46+       1.32+        N/A         N/A          91
-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
1998(a)          $22.84       $ .04         $ (.39)     $ (.35)       $.03        $ --          $ .03
1999(c)           22.46          --           5.46        5.46         .02         .75            .77
2000(c)           27.15        (.09)          5.68        5.59          --        1.65           1.65
2001(c)           31.09          --          (8.64)      (8.64)        .01        3.30           3.31
2002(c)           19.14        (.03)         (4.55)      (4.58)         --          --             --
2003(e)           14.56          --            .08         .08          --          --             --

Class B
-------
1998(a)           22.63        (.06)          (.42)       (.48)         --          --             --
1999(c)           22.15        (.14)          5.35        5.21          --         .75            .75
2000(c)           26.61        (.25)          5.50        5.25          --        1.65           1.65
2001(c)           30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002(c)           18.42        (.16)         (4.35)      (4.51)         --          --             --
2003(e)           13.91        (.05)           .08         .03          --          --             --
-------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1998(b)          $11.59       $ .05          $ .97      $ 1.02        $.03       $ .27          $ .30
1999(c)           12.31         .04           2.88        2.92         .05          --            .05
2000(c)           15.18         .01           2.98        2.99         .01        1.55           1.56
2001(c)           16.61         .06          (3.99)      (3.93)        .03        1.49           1.52
2002(c)**         11.16         .03          (2.31)      (2.28)        .05          --            .05
2003(e)            8.83         .03            .06         .09         .03          --            .03

Class B
-------
1998(b)           11.48        (.01)           .94         .93          --         .27            .27
1999(c)           12.14        (.04)          2.80        2.76          --          --             --
2000(c)           14.90        (.08)          2.90        2.82          --        1.55           1.55
2001(c)           16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002(c)**         10.79        (.04)         (2.24)      (2.28)         --          --             --
2003(e)            8.51        (.01)           .06         .05          --          --
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
1998(a)           $22.46     (1.55)         $368       1.37+        .23+       1.47+        .13+         71
1999(c)            27.15     24.88           471       1.32         .01        1.41        (.08)         97
2000(c)            31.09     21.49           615       1.27        (.31)       1.34        (.38)        125
2001(c)            19.14    (30.88)          445       1.35        (.02)       1.43        (.10)        117
2002(c)            14.56    (23.93)          333       1.48        (.17)       1.58        (.27)        144
2003(e)            14.64       .55           324      1.60+         --+        1.73+       (.13)+        71

Class B
-------
1998(a)            22.15     (2.12)           47       2.07+       (.47)+      2.17+       (.57)+        71
1999(c)            26.61     24.07            70       2.02        (.69)       2.11        (.78)         97
2000(c)            30.21     20.60           105       1.97       (1.01)       2.04       (1.08)        125
2001(c)            18.42    (31.33)           78       2.05        (.72)       2.13        (.80)        117
2002(c)            13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003(e)            13.94       .22            55       2.30+       (.70)+      2.43+       (.83)+        71
-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1998(b)           $12.31      8.84          $258       1.39+        .47+        N/A         N/A          36
1999(c)            15.18     23.75           378       1.36         .29         N/A         N/A         112
2000(c)            16.61     21.31           494       1.28         .05         N/A         N/A         142
2001(c)            11.16    (25.91)          383       1.34         .47         N/A         N/A         168
2002(c)**           8.83    (20.53)          318       1.46         .33         N/A         N/A         169
2003(e)             8.89       .96           318       1.56+        .54+        N/A         N/A          54

Class B
-------
1998(b)            12.14      8.19            43       2.09+       (.23)+       N/A         N/A          36
1999(c)            14.90     22.77            77       2.06        (.41)        N/A         N/A         112
2000(c)            16.17     20.49           107       1.98        (.65)        N/A         N/A         142
2001(c)            10.79    (26.38)           82       2.04        (.23)        N/A         N/A         168
2002(c)**           8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003(e)             8.56       .59            64       2.26+       (.16)+       N/A         N/A          54
-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(f)          $10.00       $(.05)        $(3.42)     $(3.47)       $ --        $ --           $ --
2002(c)            6.53        (.06)         (1.14)      (1.20)         --          --             --
2003(e)            5.33        (.03)           .26         .23          --          --             --

Class B
-------
2001(f)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002(c)            6.49        (.10)         (1.13)      (1.23)         --          --             --
2003(e)            5.26        (.04)           .25         .21          --          --             --
-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1998(b)          $18.56       $(.03)        $(2.82)     $(2.85)       $ --       $1.18          $1.18
1999(c)           14.53        (.13)          6.62        6.49          --          --             --
2000(c)           21.02        (.10)          8.02        7.92          --        2.28           2.28
2001(c)           26.66        (.05)         (7.67)      (7.72)         --        1.30           1.30
2002(c)           17.64        (.13)         (1.73)      (1.86)         --          --             --
2003(e)           15.78        (.06)          (.15)       (.21)         --          --             --

Class B
-------
1998(b)           18.23        (.12)         (2.76)      (2.88)         --        1.18           1.18
1999(c)           14.17        (.23)          6.41        6.18          --          --             --
2000(c)           20.35        (.20)          7.67        7.47          --        2.28           2.28
2001(c)           25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002(c)           16.74        (.24)         (1.63)      (1.87)         --          --             --
2003(e)           14.87        (.11)          (.14)       (.25)         --          --             --
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(f)           $ 6.53    (34.70)         $ 35       1.75+       (.90)+      2.10+      (1.25)+        84
2002(c)             5.33    (18.38)           44       1.75       (1.03)       1.98       (1.26)        138
2003(e)             5.56      4.32            51       2.00+      (1.02)+      2.04+      (1.06)+        66

Class B
-------
2001(f)             6.49    (35.10)            8       2.45+      (1.60)+      2.80+      (1.95)+        84
2002(c)             5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003(e)             5.47      3.99            10       2.70+      (1.72)+      2.74+      (1.76)+        66
-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1998(b)           $14.53    (16.42)         $ 30       1.50+       (.25)+      1.89+       (.64)+       102
1999(c)            21.02     44.67            50       1.50        (.69)       1.77        (.96)        171
2000(c)            26.66     41.41           120       1.42        (.52)       1.67        (.77)        180
2001(c)            17.64    (30.34)          109       1.51        (.27)       1.76        (.52)        123
2002(c)            15.78    (10.55)          131       1.70        (.82)       1.95       (1.07)        112
2003(e)            15.57     (1.33)          140       1.80+       (.82)+      2.04+      (1.06)+        26

Class B
-------
1998(b)            14.17    (16.91)            4       2.20+       (.95)+      2.59+      (1.34)+       102
1999(c)            20.35     43.61             7       2.20       (1.39)       2.47       (1.66)        171
2000(c)            25.54     40.46            24       2.12       (1.22)       2.37       (1.47)        180
2001(c)            16.74    (30.84)           22       2.21        (.97)       2.46       (1.22)        123
2002(c)            14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003(e)            14.62     (1.68)           26       2.50+      (1.52)+      2.74+      (1.76)+        26
-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
1998(a)          $22.18       $(.05)       $ (4.30)    $ (4.35)       $ --        $ --           $ --
1999(c)           17.83        (.22)          5.79        5.57          --          --             --
2000(c)           23.40        (.18)          9.81        9.63          --        1.21           1.21
2001(c)           31.82        (.18)        (11.59)     (11.77)         --        4.89           4.89
2002(c)           15.16        (.19)         (2.31)      (2.50)         --          --             --
2003(e)           12.66        (.09)          (.64)       (.73)         --          --             --

Class B
-------
1998(a)           21.69        (.13)         (4.22)      (4.35)         --          --             --
1999(c)           17.34        (.36)          5.64        5.28          --          --             --
2000(c)           22.62        (.33)          9.38        9.05          --        1.21           1.21
2001(c)           30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002(c)           14.28        (.29)         (2.15)      (2.44)         --          --             --
2003(e)           11.84        (.13)          (.59)       (.72)         --          --             --
-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(d)          $10.00       $(.04)         $ .92       $ .88        $ --        $ --           $ --
2000(c)           10.88        (.08)          (.42)       (.50)         --          --             --
2001(c)           10.38        (.03)         (2.63)      (2.66)         --          --             --
2002(c)            7.72        (.07)         (1.92)      (1.99)         --          --             --
2003(e)            5.73        (.01)           .34         .33          --          --             --

Class B
-------
1999(d)           10.00        (.06)           .90         .84          --          --             --
2000(c)           10.84        (.15)          (.43)       (.58)         --          --             --
2001(c)           10.26        (.09)         (2.59)      (2.68)         --          --             --
2002(c)            7.58        (.13)         (1.86)      (1.99)         --          --             --
2003(e)            5.59        (.03)           .33         .30          --          --             --
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
1998(a)           $17.83    (19.61)         $160       1.53+       (.32)+      1.75+       (.54)+        70
1999(c)            23.40     31.24           186       1.53        (.97)       1.76       (1.20)        132
2000(c)            31.82     43.07           276       1.41        (.68)       1.60        (.87)        161
2001(c)            15.16    (42.86)          164       1.54        (.94)       1.75       (1.15)        183
2002(c)            12.66    (16.49)          138       1.69       (1.24)       1.93       (1.48)        153
2003(e)            11.93     (5.77)          128       1.86+      (1.38)+      2.12+      (1.64)+        56

Class B
-------
1998(a)            17.34    (20.06)           15       2.23+      (1.02)+      2.45+      (1.24)+        70
1999(c)            22.62     30.45            20       2.23       (1.67)       2.46       (1.90)        132
2000(c)            30.46     41.94            34       2.11       (1.38)       2.30       (1.57)        161
2001(c)            14.28    (43.26)           21       2.24       (1.64)       2.45       (1.85)        183
2002(c)            11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003(e)            11.12     (6.08)           16       2.56+      (2.08)+      2.82+      (2.34)+        56
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(d)           $10.88      8.80          $ 59       1.75+       (.93)+      1.90+      (1.08)+        57
2000(c)            10.38     (4.60)           75       1.62        (.76)       1.52        (.66)        178
2001(c)             7.72    (25.63)           51       1.75        (.35)        N/A         N/A         240
2002(c)             5.73    (25.78)           38       1.83        (.90)        N/A         N/A         150
2003(e)             6.06      5.76            39       2.02+       (.34)+       N/A         N/A          20

Class B
-------
1999(d)            10.84      8.40            14       2.45+      (1.63)+      2.60+      (1.78)+        57
2000(c)            10.26     (5.35)           18       2.32       (1.46)       2.22       (1.36)        178
2001(c)             7.58    (26.12)           13       2.45       (1.05)        N/A         N/A         240
2002(c)             5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003(e)             5.89      5.37             9       2.72+      (1.04)+       N/A         N/A          20
-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1998(a)           $6.41       $ .01         $ (.09)     $ (.08)       $ --        $ --           $ --
1999(c)            6.33          --           1.86        1.86          --         .08            .08
2000(c)            8.11        (.02)           .91         .89          --         .89            .89
2001(c)            8.11        (.01)         (2.13)      (2.14)         --         .76            .76
2002(c)            5.21        (.01)          (.96)       (.97)         --          --             --
2003(e)            4.24        (.01)           .03         .02          --          --             --

Class B
-------
1998(a)            6.31        (.03)          (.09)       (.12)         --          --             --
1999(c)            6.19        (.04)          1.81        1.77          --         .08            .08
2000(c)            7.88        (.07)           .88         .81          --         .89            .89
2001(c)            7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002(c)            4.95          --           (.95)       (.95)         --          --             --
2003(e)            4.00        (.02)           .03         .01          --          --             --
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1998(a)            $6.33     (1.25)         $261       1.82+        .12+        N/A         N/A          82
1999(c)             8.11     29.63           316       1.72        (.03)        N/A         N/A          92
2000(c)             8.11     11.73           350       1.65        (.26)        N/A         N/A         102
2001(c)             5.21    (28.87)          234       1.77        (.21)        N/A         N/A         116
2002(c)             4.24    (18.62)          173       1.87        (.35)        N/A         N/A         125
2003(e)             4.26       .47           165       2.00+       (.42)+       N/A         N/A          42

Class B
-------
1998(a)             6.19     (1.90)           12       2.52+       (.58)+       N/A         N/A          82
1999(c)             7.88     28.78            18       2.42        (.73)        N/A         N/A          92
2000(c)             7.80     10.99            26       2.35        (.96)        N/A         N/A         102
2001(c)             4.95    (29.42)           18       2.47        (.91)        N/A         N/A         116
2002(c)             4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003(e)             4.01       .25            13       2.70+      (1.12)+       N/A         N/A          42
-----------------------------------------------------------------------------------------------------------

  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser (Note 3).
  * Calculated without sales charges.
 ** Prior to October 1, 2001, the Total Return Fund, Value Fund and Growth & Income Fund did not
    amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated to reflect this change. The cumulative effect of this accounting change had no impact on the net assets of the Funds.
*** Prior to December 31, 2002, known as Utilities Income Fund.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period November 1, 1997 to September 30, 1998.
(c) For the fiscal year ended September 30.
(d) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(e) For the period October 1, 2002 to March 31, 2003.
(f) For the period October 25, 2000 (commencement of operations) to September 30, 2001.

See notes to financial statments.


Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Value Fund (formerly Utilities Income Fund) (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of March 31, 2003, the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Value Fund, and Global Fund as of March 31, 2003, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
May 1, 2003

FIRST INVESTORS EQUITY FUNDS

Directors/Trustees
----------------------------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
----------------------------------------

Kathryn S. Head
President

Dennis T. Fitzpatrick
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS EQUITY FUNDS

Shareholder Information
----------------------------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(All-Cap Growth Fund, Focused Equity Fund and Global Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian  (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

NOTES

NOTES

NOTES

NOTES